UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(626) 914-7363
(Registrant's telephone number, including area code)

Date of fiscal year end: November 30, 2020

Date of reporting period:  November 30, 2020

Item 1. Reports to Stockholders.

PIA Funds

PIA BBB Bond Fund
Managed Account Completion Shares (MACS)

PIA MBS Bond Fund
Managed Account Completion Shares (MACS)

PIA High Yield (MACS) Fund
Managed Account Completion Shares (MACS)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds (defined herein) or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds or your financial intermediary electronically through the Funds’ website.

You may elect to receive all future reports in paper free of charge. You can inform the Funds or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held within the fund complex and may apply to all funds held through your financial intermediary.

Annual Report

November 30, 2020

PIA Funds

Dear Shareholder:

We are pleased to provide you with this annual report for the fiscal year from December 1, 2019 through November 30, 2020, regarding the PIA BBB Bond Fund and the PIA MBS Bond Fund (each, a “Fund” and together, the “Funds”) for which Pacific Income Advisers, Inc. (“PIA”), is the investment adviser.

During the fiscal year ended November 30, 2020, the total returns, including the reinvestment of dividends and capital gains, were as follows:

PIA BBB Bond Fund	9.37%
PIA MBS Bond Fund	3.77%

As stated in the most recently filed prospectus, the PIA BBB Bond Fund’s gross expense ratio and net expense ratio are 0.20% and 0.19%, respectively; while the PIA MBS Bond Fund’s gross expense ratio and net expense ratio are 0.36% and 0.23%, respectively.

PIA has agreed to temporarily pay for all operating expenses (excluding acquired fund fees and expenses) incurred by each Fund through at least March 30, 2021, to the extent necessary to limit Total Annual Fund Operating Expenses After Expense Reimbursement to 0.19% and 0.23% of average daily net assets for the BBB Bond Fund and MBS Bond Fund, respectively. The net expense is what the investor has paid.

PIA BBB Bond Fund
As indicated above, the return for the PIA BBB Bond Fund for the fiscal year ended November 30, 2020, was 9.37%. This was above the 9.28% return of the Fund’s benchmark, the Bloomberg Barclays U.S. Credit Baa Bond Index, and was in line with the Fund’s goal of approximating the returns of the index.  The Fund has a strategy of using a broad diversification of BBB-rated issuers, industry sectors and range of maturities. The bonds held in the Fund represent over 190 different issuers. The Bloomberg Barclays U.S. Credit Baa Bond Index has over 500 issuers. The Fund is structured so as to approximate the returns of its benchmark, while holding a smaller number of issuers. In order to achieve this objective, the overall duration, the partial durations, as well as the sector allocations of the Fund approximate those of its benchmark. While the top 20 issuers in the Bloomberg Barclays U.S. Credit Baa Bond Index are represented in the Fund, for the remaining issuers in the benchmark, only a subset is represented in the Fund, based on market conditions. This will cause some modest variability in the returns of the Fund relative to those of the benchmark. For the fiscal year ended November 30, 2020, the issuers represented in the Fund had, on average, higher performance than the issuers that the Fund was not invested in, which contributed to the outperformance by the Fund.

PIA MBS Bond Fund
The PIA MBS Bond Fund returned 3.77% for the fiscal year ended November 30, 2020 while the Bloomberg Barclays U.S. MBS Fixed Rate Index returned 3.94%. The 30-year fixed mortgage rate dropped almost one percentage point during the period. High prepayment levels weighed on the newer mortgage pools with high coupons and this was the primary reason for the Fund’s underperformance. 30-year mortgage-backed securities (“MBS”) outperformed 15-year MBS and the Fund’s overweight in 30-year MBS contributed to the Fund’s performance. In the 30 yr MBS space, lower coupons outperformed higher coupons and the Fund’s overweight in lower coupons was also a positive for the returns.

PIA Funds

Bond Market in Review
Yields on 2-year Treasury notes, 5-year Treasury bonds, 10-year Treasury bonds and 30-year Treasury bonds decreased by 146, 127, 94 and 64 basis points (“bps”), respectively, from December 1, 2019 to November 30, 2020. Spreads on BBB-rated bonds over Treasuries decreased during the period from 140 bps to 136 bps. Option adjusted spreads on fixed rate agency MBS rose from 45 bps to 49 bps, as their average life shortened from 4.9 years to 3.9 years.

We believe that the PIA BBB Bond Fund and the PIA MBS Bond Fund provide our clients with a means of efficiently investing in a broadly diversified portfolio of BBB-rated bonds and agency mortgage-backed bonds, respectively.

Please take a moment to review the Funds’ statements of assets and liabilities and the results of operations for the fiscal ended November 30, 2020. We look forward to reporting to you again with the semi-annual report dated May 31, 2021.

Lloyd McAdams
Chairman of the Board
Pacific Income Advisers, Inc.

PIA Funds

Past performance is not a guarantee of future results.

Opinions expressed above are those of Pacific Income Advisers, Inc., the Funds’ investment adviser, are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security and should not be considered investment advice.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  Investments in asset-backed and mortgage-backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.

Investment by the PIA BBB Bond Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.  The Fund may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  These risks are greater for emerging markets.

The Funds may also use options, futures contracts, and swaps, which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency rates.  Derivatives involve risks different from, and in certain cases, greater than the risks presented by more traditional investments.  These risks are fully disclosed in the Prospectus.

Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential.  Bond rating services are provided by Standard & Poor’s Ratings Services, Moody’s Investors Services, Inc., and Fitch Ratings, Inc.  Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default).  In limited situations when the rating agency has not issued a formal rating, the investment adviser will classify the security as non-rated.

Diversification does not assure a profit or protect against risk in a declining market.

The Bloomberg Barclays U.S. Credit Baa Bond Index is an unmanaged index consisting of bonds rated Baa.  The issues must be publicly traded and meet certain maturity and issue size requirements.  Bonds are represented by the Industrial, Utility, Finance and non-corporate sectors.  Non-corporate sectors include sovereign, supranational, foreign agency and foreign local government issuers.

The Bloomberg Barclays U.S. MBS Fixed Rate Index (the “MBS Index”) is an unmanaged index that covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC).  The MBS Index is formed by grouping the universe of over 600,000 individual fixed rate MBS pools into approximately 3,500 generic aggregates.  Each aggregate is a proxy for the outstanding pools for a given agency, program, issue year and coupon.  The index maturity and liquidity criteria are then applied to these aggregates to determine which qualify for inclusion in the index.  About 600 of these generic aggregates meet the criteria.

You cannot invest directly in an index.

Gross domestic product is the amount of goods and services produced in a year, in a country.

Consumer Price Index measures the weighted average of prices of a basket of consumer goods and services, such as transportation, food and medical care.

Duration is the measure of the sensitivity of the price of a fixed income security to a change in interest rates, expressed in number of years.

Basis point equals 1/100th of 1%.

Spread is the difference in yield between a corporate bond and a similar maturity U.S. Treasury Bond. It is the compensation investors receive for accepting credit risk of a corporate bond.

The option-adjusted spread is the spread earned over Treasuries, measured over multiple possible future interest rate scenarios, after accounting for the value of the embedded option in the security, which in the case of MBS, gives mortgage holders the option to either refinance or repay early.

Please refer to the schedule of investments in the report for complete holdings information.  Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Investment performance reflects fee waivers and/or expense reimbursements in effect.  In the absence of such waivers or reimbursements, total return would be reduced.

Quasar Distributors, LLC, Distributor

PIA Funds

Dear Shareholder:

We are pleased to provide you with this report for the period from December 1, 2019 through November 30, 2020, regarding the PIA High Yield (MACS) Fund (the “Fund”) for which Pacific Income Advisers, Inc. (“PIA”), is the investment adviser.

The Fund outperformed its benchmark, the Bloomberg Barclays U.S. Corporate High-Yield Index (the “Index”), returning 9.25%, after fees and expenses, for the year ended November 30, 2020, versus 7.24% for the Index.

As stated in the most recently filed prospectus, the Fund’s gross expense ratio and net expense ratio are 0.28% and 0.25%, respectively.

PIA has agreed to temporarily pay for all operating expenses (excluding acquired fund fees and expenses) incurred by the Fund through at least March 30, 2021, to the extent necessary to limit Total Annual Fund Operating Expenses After Expense Reimbursement to 0.25% of the Fund’s average daily net assets. The Net Expense is what the investor has paid.

The Fund’s primary objective is to seek a high level of current income. The Fund’s secondary objective is to seek capital growth when that is consistent with its primary objective. The Fund outperformed the Index over the year ended November 30, 2020, largely attributable to security selection.

Lloyd McAdams
Chairman of the Board
Pacific Income Advisers, Inc.

PIA Funds

Past performance is not a guarantee of future results.

Opinions expressed above are those of Pacific Income Advisers, Inc., the Fund’s investment adviser, are subject to change, are not guaranteed, should not be considered recommendations to buy or sell any security and should not be considered investment advice.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  The Fund may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  These risks may increase for emerging markets.  Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.  The Fund may invest in derivatives, which may involve risks greater than the risks presented by more traditional investments.  The risk of owning an exchange-traded fund (“ETF”) or mutual fund generally reflects the risks of owning the underlying securities that the ETF or mutual fund holds.  It will also bear additional expenses, including operating expenses, brokerage costs, and the potential duplication of management fees.

The Bloomberg Barclays U.S. Corporate High-Yield Index measures the market of USD-denominated, non-investment grade, fixed rate, taxable corporate bonds.  Securities are classified as high yield if the middle rating of Moody’s Investors Service, Inc., Fitch Ratings, Inc., and Standard & Poor’s Ratings Services is Ba1/BB+/BB+ or below after dropping the highest and lowest available ratings.  The index excludes emerging markets debt.

You cannot invest directly in an index.

Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential.  Bond rating services are provided by Standard & Poor’s Ratings Services, Moody’s Investors Service, Inc., and Fitch Ratings, Inc.  Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default). In limited situations when the rating agency has not issued a formal rating, the investment adviser will classify the security as non-rated.

Please refer to the schedule of investments in the report for complete holdings information.  Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

Quasar Distributors, LLC, Distributor

PIA Funds

PIA BBB BOND FUND
Comparison of the change in value of a $10,000 investment in the
PIA BBB Bond Fund vs the Bloomberg Barclays U.S. Credit Baa Bond Index

Average Annual Total Return*	1 Year	5 Year	10 Year
PIA BBB Bond Fund	9.37%	6.86%	5.64%
Bloomberg Barclays U.S. Credit Baa Bond Index	9.28%	7.02%	5.87%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-800-251-1970.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund ten years ago. Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect. In the absence of fee waivers,  returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  This chart does not imply any future performance.

The Bloomberg Barclays U.S. Credit Baa Bond Index is an unmanaged index consisting of bonds rated Baa. The issues must be publicly traded and meet certain maturity and issue size requirements. Bonds are represented by the Industrial, Utility, Finance and non-corporate sectors. Non-corporate sectors include sovereign, supranational, foreign agency and foreign local government issuers.

Indices do not incur expenses and are not available for investment.

*	Average Annual Total Return represents the average change in account value over the periods indicated.

PIA Funds

PIA MBS BOND FUND
Comparison of the change in value of a $10,000 investment in the
PIA MBS Bond Fund vs the Bloomberg Barclays U.S. MBS Fixed Rate Index

Average Annual Total Return*	1 Year	5 Year	10 Year
PIA MBS Bond Fund	3.77%	2.79%	2.75%
Bloomberg Barclays U.S. MBS Fixed Rate Index	3.94%	3.00%	2.94%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-800-251-1970.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund ten years ago. Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect. In the absence of fee waivers,  returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  This chart does not imply any future performance.

The Bloomberg Barclays U.S. MBS Fixed Rate Index is an unmanaged index that covers the mortgage-backed passthrough securities of Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC). The index is formed by grouping the universe of over 600,000 individual fixed rate MBS pools into approximately 3,500 generic aggregates. Each aggregate is a proxy for the outstanding pools for a given agency, program, issue year and coupon. The index maturity and liquidity criteria are then applied to these aggregates to determine which qualify for inclusion in the index. About 600 of these generic aggregates meet the criteria.

Indices do not incur expenses and are not available for investment.

*	Average Annual Total Return represents the average change in account value over the periods indicated.

PIA Funds

PIA HIGH YIELD (MACS) FUND
Comparison of the change in value of a $10,000 investment in the
PIA High Yield (MACS) Fund vs the Bloomberg Barclays U.S. Corporate High-Yield Index

		Since Inception
Average Annual Total Return*	1 Year	(12/26/17)
PIA High Yield (MACS) Fund	9.25%	5.52%
Bloomberg Barclays U.S. Corporate High-Yield Index	7.24%	5.77%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-800-251-1970.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund on its inception date, December 26, 2017. Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect. In the absence of fee waivers,  returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  This chart does not imply any future performance.

The Bloomberg Barclays U.S. Corporate High-Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds.  Securities are classified as high yield if the middle rating of Moody’s Investors Service, Inc., Fitch Ratings, Inc., and Standard & Poor’s Ratings Services is Ba1/BB+/BB+ or below after dropping the highest and lowest available ratings.  The index excludes emerging markets debt.

Indices do not incur expenses and are not available for investment.

*	Average Annual Total Return represents the average change in account value over the periods indicated.

PIA Funds
Expense Example – November 30, 2020
(Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the PIA Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The BBB Bond Fund, MBS Bond Fund, and High Yield (MACS) Fund Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (6/1/20 – 11/30/20).

Actual Expenses
The first line of the tables below provides information about actual account values and actual expenses. Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The Example below includes, but is not limited to, fund accounting, custody and transfer agent fees.  You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is different from the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

PIA Funds
Expense Example – November 30, 2020 (continued)
(Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	6/1/20	11/30/20	6/1/20 – 11/30/20*
PIA BBB Bond Fund
Actual	$1,000.00	$1,074.10	$0.93
Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$0.91

PIA MBS Bond Fund
Actual	$1,000.00	$1,000.60	$1.15
Hypothetical (5% return before expenses)	$1,000.00	$1,023.85	$1.16

PIA High Yield (MACS) Fund
Actual	$1,000.00	$1,145.70	$1.29
Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	$1.21

*
Expenses are equal to a Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 (days in most recent fiscal half-year) / 366 days to reflect the one-half year expense.  The annualized expense ratio of the PIA BBB Bond Fund, the PIA MBS Bond Fund and the PIA High Yield (MACS) Fund was 0.18%, 0.23%, 0.24%, respectively.

PIA Funds
PIA BBB BOND FUND
Allocation of Portfolio Assets – November 30, 2020
(Unaudited)

Investments by Sector
As a Percentage of Total Investments

PIA Funds
PIA MBS BOND FUND
Allocation of Portfolio Assets – November 30, 2020
(Unaudited)

Investments by Issuer
As a Percentage of Total Investments

PIA Funds
PIA HIGH YIELD (MACS) FUND
Allocation of Portfolio Assets – November 30, 2020
(Unaudited)

Investments by Sector
As a Percentage of Total Investments

Money Market Fund
1.8%
Utilities
1.0%
Technology
2.9%
Basic Materials
10.3%
Communications
10.7%
Industrial
30.2%
Consumer, Cyclical
11.5%
Financial
2.8%
Energy
8.4%
Consumer, Non-cyclical
20.4%

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – November 30, 2020

Principal Amount		Value
CORPORATE BONDS 88.2%

Aerospace & Defense 2.7%
	Boeing Co.
$1,950,000	5.15%, due 5/1/30	$2,303,452
1,400,000	5.705%, due 5/1/40	1,775,584
	Northrop Grumman Corp.
1,000,000	4.40%, due 5/1/30	1,242,717
	Raytheon Technologies Corp.
1,000,000	3.50%, due 3/15/27 (c)	1,138,513
1,000,000	4.35%, due 4/15/47 (c)	1,291,967
		7,752,233
Agricultural Chemicals 0.5%
	Mosaic Co.
785,000	3.75%, due 11/15/21	801,874
	Nutrien Ltd.
700,000	2.95%, due 5/13/30	771,457
		1,573,331
Agriculture 0.2%
	Bunge Limited Finance Corp.
600,000	3.75%, due 9/25/27	669,791

Airlines 0.9%
	Delta Air Lines, Inc.
2,000,000	2.90%, due 10/28/24	1,912,948
	Southwest Airlines Co.
500,000	5.125%, due 6/15/27	582,671
		2,495,619
Auto Parts 0.2%
	AutoZone, Inc.
600,000	3.125%, due 7/15/23	636,276

Autos 0.6%
	Ford Motor Co.
675,000	7.45%, due 7/16/31	848,391
	Ford Motor Credit Co. LLC
500,000	3.815%, due 11/2/27	504,583
	General Motors Co.
400,000	5.20%, due 4/1/45	486,693
		1,839,667
Banks 4.1%
	Barclays Bank PLC
1,000,000	4.836%, due 5/9/28	1,133,166
	Citigroup, Inc.
1,100,000	4.45%, due 9/29/27	1,291,404
540,000	5.30%, due 5/6/44	762,795
	Cooperatieve Rabobank UA
1,000,000	3.75%, due 7/21/26	1,126,674
	Credit Suisse Group AG
500,000	4.55%, due 4/17/26	586,308
	Discover Bank
700,000	3.20%, due 8/9/21	712,186
	Fifth Third Bancorp
225,000	8.25%, due 3/1/38	380,823
	KeyCorp
900,000	5.10%, due 3/24/21	913,672
	Lloyds Banking Group plc
800,000	4.65%, due 3/24/26	914,186
	Natwest Group PLC
1,700,000	4.269% (3 Month LIBOR USD
	+1.762%), due 3/22/25 (h)	1,870,271
	Zions Bancorp NA
2,000,000	3.25%, due 10/29/29	2,058,629
		11,750,114
Beverages 0.7%
	Constellation Brands, Inc.
700,000	2.875%, due 5/1/30	769,045
	Keurig Dr Pepper, Inc.
1,000,000	3.20%, due 5/1/30	1,133,925
		1,902,970
Biotechnology 2.1%
	Amgen, Inc.
1,000,000	2.20%, due 2/21/27	1,062,097
1,006,000	4.663%, due 6/15/51	1,363,894
	Biogen, Inc.
700,000	2.25%, due 5/1/30	726,711

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – November 30, 2020 (continued)

Principal Amount		Value
Biotechnology 2.1% (continued)
	Gilead Sciences, Inc.
$2,200,000	1.65%, due 10/1/30	$2,199,156
500,000	2.60%, due 10/1/40	509,644
		5,861,502
Broker 1.4%
	Goldman Sachs Group, Inc.
950,000	6.75%, due 10/1/37	1,457,326
	Merrill Lynch & Co., Inc.
1,050,000	6.11%, due 1/29/37	1,545,915
	Morgan Stanley
900,000	4.875%, due 11/1/22	973,137
		3,976,378
Brokerage Asset Managers Exchanges 0.4%
	Brightsphere
	Investment Group, Inc.
1,000,000	4.80%, due 7/27/26	1,076,348

Building Materials 0.4%
	Carrier Global Corp.
240,000	2.70%, due 2/15/31 (c)	256,723
	Masco Corp.
1,000,000	2.00%, due 10/1/30	1,015,893
		1,272,616
Cable & Satellite 0.7%
	Charter Communications Operating
	LLC / Charter Communications
	Operating Capital
1,000,000	2.80%, due 4/1/31	1,060,478
1,000,000	2.30%, due 2/1/32	1,000,290
		2,060,768
Cellular Telecom 1.9%
	T-Mobile USA, Inc.
1,600,000	3.875%, due 4/15/30 (c)	1,837,744
2,000,000	2.25%, due 11/15/31 (c)	2,034,120
	Vodafone Group Plc
1,400,000	4.375%, due 5/30/28	1,682,141
		5,554,005
Chemicals 0.4%
	Dow Chemical Co.
865,000	7.375%, due 11/1/29	1,236,355

Chemicals-Diversified 0.4%
	DuPont de Nemours, Inc.
1,000,000	4.725%, due 11/15/28	1,233,235

Commercial Finance 0.4%
	Air Lease Corp.
700,000	3.875%, due 4/1/21	705,439
450,000	2.875, due 1/15/26	466,528
		1,171,967
Commercial Services 1.0%
	PayPal Holdings, Inc.
1,100,000	2.30%, due 6/1/30	1,183,781
	Quanta Services, Inc.
1,500,000	2.90%, due 10/1/30	1,606,663
		2,790,444
Communications 0.2%
	Telefonica Emisiones SAU
475,000	7.045%, due 6/20/36	715,060

Communications Equipment 0.3%
	Harris Corp.
500,000	6.15%, due 12/15/40	741,982

Computers 0.2%
	Dell International LLC / EMC Corp.
500,000	6.20%, due 7/15/30 (c)	636,444

Construction Materials Manufacturing 0.2%
	Vulcan Materials Co.
620,000	3.90%, due 4/1/27	715,099

Consumer Finance 0.2%
	Synchrony Financial
500,000	4.50%, due 7/23/25	562,801

Consumer Products 0.2%
	Church & Dwight Co., Inc.
500,000	3.15%, due 8/1/27	550,406

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – November 30, 2020 (continued)

Principal Amount		Value
Diversified Banks 0.4%
	Deutsche Bank AG
$1,000,000	4.10%, due 1/13/26	$1,102,964

Diversified Financial Services 2.6%
	AerCap Ireland Capital DAC /
	AerCap Global Aviation Trust
1,000,000	4.50%, due 9/15/23	1,071,447
	Blackstone / GSO Secured
	Lending Fund
1,000,000	3.625%, due 1/15/26 (c)	1,024,410
	Capital One Financial Corp.
1,400,000	3.65%, due 5/11/27	1,591,057
	GE Capital Funding LLC
500,000	4.05%, due 5/15/27 (c)	562,637
2,000,000	4.40%, due 5/15/30 (c)	2,306,831
	Intercontinental Exchange, Inc.
1,000,000	1.85%, due 9/15/32	1,010,303
		7,566,685
Diversified Manufacturing Operations 0.2%
	Parker-Hannifin Corp.
550,000	3.25%, due 6/14/29	625,378

Electric – Integrated 3.7%
	DTE Energy Co.
600,000	1.05%, due 6/1/25	606,099
	Duke Energy Corp.
950,000	2.45%, due 6/1/30	1,013,921
	Exelon Generation Co. LLC
2,000,000	3.25%, due 6/1/25	2,155,653
	FirstEnergy Corp.
700,000	2.25%, due 9/1/30	670,035
	NextEra Energy Capital
	Holdings, Inc.
500,000	2.75%, due 5/1/25	542,432
400,000	2.25%, due 6/1/30	419,496
	Pacific Gas and Electric Co.
5,000,000	3.50%, due 8/1/50	5,066,148
		10,473,784
Electric Utilities 0.6%
	Dominion Resources, Inc.
500,000	2.00%, due 8/15/21	505,138
470,000	4.90%, due 8/1/41	619,790
	NiSource Finance Corp.
400,000	5.25%, due 2/15/43	548,842
		1,673,770
Electrical Equipment Manufacturing 0.3%
	Fortive Corp.
750,000	3.15%, due 6/15/26	830,931

Electronic Components and
Semiconductors 0.9%
	Broadcom, Inc.
1,500,000	4.70%, due 4/15/25	1,718,072
800,000	4.15%, due 11/15/30	930,977
		2,649,049
Electronics 0.2%
	Roper Technologies, Inc.
650,000	1.40%, due 9/15/27	658,200

Environmental Control 1.1%
	Republic Services, Inc.
3,000,000	0.875%, due 11/15/25	3,016,993

Exploration & Production 0.4%
	Apache Corp.
600,000	4.75%, due 4/15/43	600,000
	Noble Energy, Inc.
533,000	3.90%, due 11/15/24	594,706
		1,194,706
Finance 0.3%
	Block Financial Corp.
900,000	5.50%, due 11/1/22	960,022

Finance Companies 0.4%
	FS KKR Capital Corp.
1,000,000	4.625%, due 7/15/24	1,038,523

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – November 30, 2020 (continued)

Principal Amount		Value
Financial Services 0.9%
	GE Capital International
	Funding Co. Unlimited Co.
$800,000	4.418%, due 11/15/35	$923,289
	Legg Mason, Inc.
500,000	5.625%, due 1/15/44	723,231
	Leucadia National Corp.
700,000	5.50%, due 10/18/23	772,399
		2,418,919
Food 0.6%
	ConAgra Brands, Inc.
1,300,000	7.00%, due 10/1/28	1,764,085

Food – Confectionery 0.7%
	Mondelez International, Inc.
2,000,000	1.50%, due 2/4/31	1,982,499

Food – Meat products 0.3%
	Tyson Foods, Inc.
600,000	4.35%, due 3/1/29	729,644

Food – Retail 0.4%
	Kroger Co.
1,000,000	2.20%, due 5/1/30	1,058,778

Food and Beverage 2.0%
	Anheuser-Busch InBev
	Worldwide, Inc.
1,500,000	4.00%, due 4/13/28	1,759,844
1,000,000	4.35%, due 6/1/40	1,244,775
2,100,000	4.50%, due 6/1/50	2,640,936
		5,645,555
Food Wholesale/Distribution 0.3%
	Sysco Corp.
700,000	5.95%, due 4/1/30	926,626

Gaming 0.2%
	Las Vegas Sands Corp.
500,000	3.90%, due 8/8/29	524,660

General Industrial Machinery 0.4%
	IDEX Corp.
1,000,000	3.00%, due 5/1/30	1,110,267

Hardware 0.4%
	Diamond 1 Finance Corp. /
	Diamond 2 Finance Corp.
900,000	6.02%, due 6/15/26 (c)	1,093,537

Health and Personal Care Stores 2.2%
	CVS Health Corp.
1,000,000	2.625%, due 8/15/24	1,070,852
620,000	3.875%, due 7/20/25	700,086
2,150,000	3.75%, due 4/1/30	2,496,552
500,000	5.125%, due 7/20/45	674,363
1,000,000	5.05%, due 3/25/48	1,351,158
		6,293,011
Health Care Facilities and Services 0.2%
	Laboratory Corporation
	of America Holdings
640,000	3.25%, due 9/1/24	697,254

Healthcare 0.3%
	Boston Scientific Corp.
560,000	2.65%, due 6/1/30	603,408
	DH Europe Finance II
350,000	2.60%, due 11/15/29	386,871
		990,279
Healthcare – Products 0.9%
	Danaher Corp.
1,000,000	2.60%, due 10/1/50	1,054,146
	Santander Holdings USA, Inc.
700,000	3.45%, due 6/2/25	758,637
	Thermo Fisher Scientific, Inc.
600,000	4.497%, due 3/25/30	754,765
		2,567,548

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – November 30, 2020 (continued)

Principal Amount		Value
Healthcare – Services 0.8%
	CommonSpirit Health
$600,000	2.782%, due 10/1/30	$620,809
	HCA, Inc.
1,000,000	4.125%, due 6/15/29	1,157,623
	Humana, Inc.
500,000	4.875%, due 4/1/30	631,109
		2,409,541
Healthcare REITs 0.6%
	Sabra Health Care LP
1,000,000	3.90%, due 10/15/29	1,037,776
	Welltower, Inc.
700,000	2.75%, due 1/15/31	734,614
		1,772,390
Information Technology 0.3%
	Ingram Micro, Inc.
775,000	5.00%, due 8/10/22	793,475

Insurance 2.0%
	American International
	Group, Inc.
1,050,000	4.875%, due 6/1/22	1,119,422
100,000	6.25%, due 3/15/87 (f)	112,380
	Anthem, Inc.
1,000,000	2.375%, due 1/15/25	1,062,297
600,000	4.65%, due 8/15/44	796,695
	Aon Corp.
600,000	2.80%, due 5/15/30	656,532
	AXA SA
500,000	8.60%, due 12/15/30	774,514
	Lincoln National Corp.
120,000	3.80%, due 3/1/28	137,748
	Markel Corp.
20,000	4.90%, due 7/1/22	21,370
	Metlife, Inc.
855,000	6.40%, due 12/15/66 (g)	1,094,737
		5,775,695
Integrated Oils 0.4%
	Ecopetrol S.A.
900,000	4.125%, due 1/16/25	975,825

Life Insurance 0.5%
	AXA Equitable Holdings, Inc.
1,000,000	5.00%, due 4/20/48	1,323,988

Machinery 0.3%
	Flowserve Corp.
900,000	3.50%, due 9/15/22	938,634

Media 2.0%
	Discovery Communications LLC
1,000,000	3.625%, due 5/15/30	1,135,145
	Fox Corp.
975,000	4.709%, due 1/25/29	1,181,303
	Omnicom Group, Inc.
400,000	3.625%, due 5/1/22	417,945
	Time Warner Entertainment
	Company, L.P.
810,000	8.375%, due 7/15/33	1,264,639
	Viacom Inc.
700,000	3.875%, due 4/1/24	764,302
610,000	4.375%, due 3/15/43	710,178
		5,473,512
Medical Equipment and
Supplies Manufacturing 0.8%
	Becton Dickinson and Co.
626,000	4.685%, due 12/15/44	812,599
	Smith & Nephew PLC
1,400,000	2.032%, due 10/14/30	1,428,524
		2,241,123
Medical Products 0.5%
	Stryker Corp.
700,000	1.95%, due 6/15/30	725,594
	Zimmer Biomet Holdings, Inc.
500,000	3.05%, due 1/15/26	549,057
		1,274,651

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – November 30, 2020 (continued)

Principal Amount		Value
Metals 0.4%
	Southern Copper Corp.
$750,000	6.75%, due 4/16/40	$1,115,267

Metals and Mining 0.6%
	Newmont Corp.
66,000	3.70%, due 3/15/23	69,731
800,000	4.875%, due 3/15/42	1,099,268
	Reliance Steel & Aluminum Co.
500,000	4.50%, due 4/15/23	538,675
		1,707,674
Nondepository Credit Intermediation 1.0%
	General Motors Financial Co., Inc.
800,000	4.20%, due 3/1/21	804,378
600,000	4.00%, due 1/15/25	657,204
1,300,000	3.60%, due 6/21/30	1,452,432
		2,914,014
Office Property REITs 0.5%
	Alexandria Real
	Estate Equities, Inc.
650,000	1.875%, due 2/1/33	643,191
	Boston Properties LP
675,000	3.25%, due 1/30/31	737,869
		1,381,060
Oil and Gas 2.7%
	Enterprise Products Operating LLC
1,200,000	2.80%, due 1/31/30	1,296,970
850,000	4.85%, due 8/15/42	1,044,489
	Hess Corp.
800,000	5.60%, due 2/15/41	941,449
	Kinder Morgan Energy Partners
1,270,000	5.80%, due 3/15/35	1,583,774
700,000	5.55%, due 6/1/45	887,507
	Pemex Master Trust
1,150,000	6.625%, due 6/15/35	1,060,708
	Valero Energy Corp.
655,000	6.625%, due 6/15/37	859,705
		7,674,602
Oil and Gas Extraction 0.3%
	Canadian Natural
	Resources Ltd.
700,000	4.95%, due 6/1/47	850,419

Oil and Gas Services and Equipment 0.4%
	Halliburton Co.
62,000	3.80%, due 11/15/25	68,617
1,000,000	2.92%, due 3/1/30	1,030,064
		1,098,681
Oil Refining & Marketing 0.3%
	Phillips 66
950,000	1.30%, due 2/15/26	958,170

Packaging & Containers 0.2%
	WRKCo, Inc.
500,000	3.90%, due 6/1/28	576,252

Paper 0.8%
	International Paper Co.
700,000	6.00%, due 11/15/41	1,015,412
	Weyerhaeuser Co.
800,000	7.375%, due 3/15/32	1,193,589
		2,209,001
Pharmaceuticals 5.1%
	AbbVie, Inc.
500,000	2.30%, due 5/14/21	503,879
850,000	3.45%, due 3/15/22	878,329
1,700,000	3.20%, due 11/21/29	1,929,644
1,000,000	4.55%, due 3/15/35	1,270,777
800,000	4.40%, due 11/6/42	1,007,895
268,000	4.75%, due 3/15/45	353,409
	AstraZeneca Plc
1,200,000	1.375%, due 8/6/30	1,188,307
	Bristol-Myers Squibb Co.
800,000	4.625%, due 5/15/44	1,094,428
	Cardinal Health, Inc.
125,000	3.41%, due 6/15/27	140,867

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – November 30, 2020 (continued)

Principal Amount		Value
Pharmaceuticals 5.1% (continued)
	Cigna Corp.
$500,000	4.50%, due 2/25/26	$587,440
1,000,000	2.40%, due 3/15/30	1,065,525
600,000	3.40%, due 3/15/50	679,886
	Mylan N.V.
1,000,000	3.15%, due 6/15/21	1,012,467
	Shire Acquisitions
	Investments Ireland DAC
1,500,000	2.875%, due 9/23/23	1,592,077
	Viatris, Inc.
600,000	2.70%, due 6/22/30 (c)	638,234
	Zoetis, Inc.
600,000	2.00%, due 5/15/30	624,206
		14,567,370
Pipeline Transportation of Crude Oil 0.4%
	Magellan Midstream Partners LP
500,000	3.20%, due 3/15/25	537,080
	Sunoco Logistics Partners
500,000	4.25%, due 4/1/24	536,098
		1,073,178
Pipeline Transportation of Natural Gas 0.5%
	Williams Partners L.P.
800,000	3.90%, due 1/15/25	884,576
500,000	5.10%, due 9/15/45	605,311
		1,489,887
Pipelines 3.0%
	El Paso Electric Co.
850,000	6.00%, due 5/15/35	1,171,728
	Enbridge, Inc.
1,000,000	3.125%, due 11/15/29	1,086,294
	Energy Transfer Partners L.P.
700,000	5.20%, due 2/1/22	726,699
1,000,000	7.60%, due 2/1/24	1,153,608
	MPLX LP
1,315,000	4.25%, due 12/1/27	1,495,602
	Oneok Partners L.P.
1,200,000	3.375%, due 10/1/22	1,249,865
	Plains All American Pipeline
	LP / PAA Finance Corp.
546,000	3.80%, due 9/15/30	569,987
	TransCanada PipeLines Ltd.
1,100,000	4.10%, due 4/15/30	1,285,862
		8,739,645
Property & Casualty Insurance 1.5%
	Fidelity National Financial, Inc.
2,000,000	2.45%, due 3/15/31	2,026,257
	Hanover Insurance Group, Inc.
1,400,000	4.50%, due 4/15/26	1,637,929
	Mercury General Corp.
500,000	4.40%, due 3/15/27	549,495
		4,213,681
Railroad 1.2%
	Canadian Pacific Railway Co.
700,000	2.90%, due 2/1/25	760,837
	Norfolk Southern Corp.
700,000	3.85%, due 1/15/24	764,947
	Union Pacific Corp.
1,000,000	2.40%, due 2/5/30	1,085,493
800,000	3.25%, due 2/5/50	921,645
		3,532,922
Real Estate 1.9%
	American Homes 4 Rent LP
1,000,000	4.25%, due 2/15/28	1,149,546
	Columbia Property Trust
	Operating Partnership, L.P.
1,000,000	3.65%, due 8/15/26	1,039,226
	Crown Castle International Corp.
500,000	3.65%, due 9/1/27	565,609
600,000	2.25%, due 1/15/31	622,576
	Essex Portfolio, L.P.
1,000,000	3.375%, due 4/15/26	1,117,246
	STORE Capital Corp.
810,000	4.50%, due 3/15/28	911,894
		5,406,097

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – November 30, 2020 (continued)

Principal Amount		Value
Real Estate Investment Trusts 0.2%
	Ventas Realty LP
$500,000	3.75%, due 5/1/24	$543,850

Refining & Marketing 0.2%
	Marathon Petroleum Corp.
500,000	3.625%, due 9/15/24	538,163

REITs-Diversified 0.2%
	Equinix, Inc.
500,000	1.55%, due 3/15/28	504,289

Residential Building 0.7%
	DR Horton, Inc.
2,000,000	2.60%, due 10/15/25	2,152,059

Restaurants 1.1%
	McDonald’s Corp.
1,100,000	3.50%, due 7/1/27	1,260,483
550,000	4.875%, due 12/9/45	753,894
	Starbucks Corp.
1,000,000	2.55%, due 11/15/30	1,083,097
		3,097,474
Retail 1.5%
	AutoNation, Inc.
200,000	3.50%, due 11/15/24	213,918
	Lowe’s Cos., Inc.
1,000,000	4.50%, due 4/15/30	1,238,728
500,000	1.70%, due 10/15/30	503,633
	Macy’s Retail Holdings, Inc.
800,000	2.875%, due 2/15/23	748,000
	Tractor Supply Co.
500,000	1.75%, due 11/1/30	502,332
	Walgreens Boots Alliance
1,000,000	4.80%, due 11/18/44	1,153,363
		4,359,974
Retail – Auto Parts 0.2%
	Genuine Parts Co.
500,000	1.875%, due 11/1/30	497,239

Retail REITs 0.4%
	VEREIT Operating Partnership LP
1,000,000	3.10%, due 12/15/29	1,052,709

Software 0.5%
	Fiserv, Inc.
700,000	3.50%, due 10/1/22	734,179
600,000	3.85%, due 6/1/25	677,648
		1,411,827
Software & Services 0.5%
	Equifax, Inc.
200,000	2.30%, due 6/1/21	201,533
500,000	3.10%, due 5/15/30	553,748
	Hewlett Packard Enterprise Co.
700,000	4.90%, due 10/15/25 (b)	815,902
		1,571,183
Telecommunications 1.6%
	British Telecommunications PLC
855,000	9.625%, due 12/15/30 (d)	1,393,485
	Deutsche Telekom
	International Finance
345,000	8.75%, due 6/15/30 (e)	548,027
	France Telecom SA
575,000	5.375%, due 1/13/42	818,652
	Grupo Televisa SAB
400,000	6.625, due 3/18/25	484,442
	Telefonica Emisiones SA
989,000	5.00%, due 3/15/44	1,347,879
		4,592,485
Tobacco 1.8%
	Altria Group, Inc.
800,000	4.80%, due 2/14/29	958,963
1,600,000	3.40%, due 5/6/30	1,780,110
	BAT Capital Corp.
1,000,000	2.259%, due 3/25/28	1,032,002
600,000	4.54%, due 8/15/47	678,818
	Reynolds American, Inc.
600,000	4.45%, due 6/12/25	684,737
		5,134,630

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – November 30, 2020 (continued)

Principal Amount		Value
Transportation 1.2%
	CSX Corp.
$1,390,000	6.22%, due 4/30/40	$2,114,570
	FedEx Corp.
1,000,000	4.25%, due 5/15/30	1,217,141
		3,331,711
Transportation and Logistics 0.2%
	Kirby Corp.
450,000	4.20%, due 3/1/28	485,264

Travel & Lodging 0.2%
	Marriott International, Inc.
600,000	3.75%, due 3/15/25	638,614

Utilities 0.6%
	PSEG Power LLC
500,000	4.30%, due 11/15/23	547,286
	Southern Co.
1,000,000	3.25%, due 7/1/26	1,120,175
		1,667,461
Utilities – Gas 0.2%
	National Fuel Gas Co.
680,000	4.90%, due 12/1/21	700,989

Waste and Environment Services
and Equipment 0.6%
	Waste Management, Inc.
700,000	3.125%, due 3/1/25	766,608
1,000,000	1.50%, due 3/15/31	996,672
		1,763,280
Water 0.3%
	American Water Capital Corp.
650,000	2.80%, due 5/1/30	718,737

Wireless 0.5%
	American Tower Corp.
500,000	2.75%, due 1/15/27	541,711
1,000,000	1.875%, due 10/15/30	1,011,385
		1,553,096
Wirelines 5.3%
	AT&T, Inc.
500,000	4.05%, due 12/15/23 (b)	554,478
1,400,000	2.30%, due 6/1/27	1,489,455
745,000	4.10%, due 2/15/28	877,360
1,700,000	3.10%, due 2/1/43	1,754,259
595,000	4.80%, due 6/15/44	748,499
2,368,000	3.50%, due 9/15/53 (c)	2,427,560
1,196,000	3.55%, due 9/15/55 (c)	1,232,000
	Verizon Communications, Inc.
1,000,000	3.00%, due 3/22/27	1,112,560
2,550,000	3.15%, due 3/22/30	2,876,081
1,500,000	4.862%, due 8/21/46	2,069,268
		15,141,520
Total Corporate Bonds
(cost $232,319,330)		252,312,386

SOVEREIGN BONDS 5.4%
	Republic of Colombia
600,000	3.875%, due 4/25/27	660,336
600,000	3.125%, due 4/15/31	630,750
890,000	7.375%, due 9/18/37	1,281,609
	Republic of Indonesia
500,000	3.85%, due 10/15/30	585,194
	Republic of Italy
1,050,000	6.875%, due 9/27/23	1,225,042
	Republic of Panama
700,000	2.25%, due 9/29/32	712,425
750,000	6.70%, due 1/26/36	1,104,791
	Republic of Peru
1,050,000	6.55%, due 3/14/37	1,569,020
	Republic of Philippines
1,625,000	5.00%, due 1/13/37	2,149,908
	Republic of Uruguay
139,828	8.00%, due 11/18/22	154,162
800,000	4.375%, due 1/23/31	968,260
	United Mexican States
1,300,000	4.50%, due 4/22/29	1,502,001
2,490,000	4.75%, due 3/8/44	2,877,332
Total Sovereign Bonds
(cost $14,061,193)		15,420,830

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – November 30, 2020 (continued)

Principal Amount/
Shares		Value
U.S. GOVERNMENT AGENCIES &
INSTRUMENTALITIES 5.0%
	U.S. Treasury Bonds
$7,100,000	1.25%, due 5/15/50	$6,552,523
	U.S. Treasury Notes
300,000	1.63%, due 8/15/29	322,336
7,500,000	0.63%, due 5/15/30	7,373,438
		7,695,774
Total U.S. Government Agencies
& Instrumentalities
(cost $14,471,149)		14,248,297

MONEY MARKET FUND 1.0%
2,973,208	Fidelity Institutional Money
	Market Government Portfolio –
	Class I, 0.01% (a)	2,973,208
Total Money Market Fund
(cost $2,973,208)		2,973,208
Total Investments
(cost $263,824,880)	99.6%	284,954,721
Other Assets less Liabilities	0.4%	1,151,186
TOTAL NET ASSETS	100.0%	$286,105,907

(a)	Rate shown is the 7-day annualized yield as of November 30, 2020.
(b)
Step-up bond; pays one interest rate for a certain period and a higher rate thereafter. The interest rate shown is the rate in effect as of November 30, 2020, and remains in effect until the bond’s maturity date.

(c)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.” As of November 30, 2020, the value of these investments was $16,480,720 or 5.76% of total net assets.

(d)
Step-up bond; pays one interest rate for a certain period and can either increase or decrease thereafter.  Coupon rate increases by 25 basis points for each rating downgrade of one notch below A-/A3 made by Standard & Poor’s or Moody’s Investors Service, Inc. Coupon rate decreases by 25 basis points for each upgrade. The minimum coupon rate is 8.625%.

(e)
Step-up bond; pays one interest rate for a certain period and can either increase or decrease thereafter.  Coupon rate increases by 50 basis points if both Standard & Poor’s and Moody’s ratings are downgraded to less than an A rating. If the rating is then raised to higher than BBB, the coupon rate decreases by 50 basis points.

(f)
Coupon rate shown is the rate in effect as of November 30, 2020, and remains in effect until  March 2037, after that date the bond will change to a Floating-Rate equal to the 3 Month LIBOR + 2.056%, if not called, until final maturity date.

(g)
Coupon rate shown is the rate in effect as of November 30, 2020, and remains in effect until  December 2031, after that date the bond will change to a Floating-Rate equal to the 3 Month LIBOR + 2.205%, if not called, until final maturity date.

(h)	Variable or floating rate security based on a reference index and spread. The rate reported is the rate in effect as of November 30, 2020.
Basis point = 1/100th of a percent.
LIBOR = London Interbank Offered Rate

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – November 30, 2020 (continued)

Country Allocation
Country	% of Net Assets
United States	84.6%
United Kingdom	3.4%
Canada	2.1%
Mexico	2.1%
Ireland	1.3%
Colombia	1.2%
Netherlands	0.9%
Philippines	0.8%
Panama	0.6%
France	0.6%
Peru	0.5%
Italy	0.4%
Uruguay	0.4%
Germany	0.4%
Spain	0.2%
Guernsey	0.2%
Indonesia	0.2%
Luxembourg	0.1%
100.0%

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Schedule of Investments – November 30, 2020

Principal Amount		Value
MORTGAGE BACKED SECURITIES 96.5%

Commercial Mortgage-Backed Securities 4.0%
	CF Hippolyta LLC
$1,456,212	1.69%, due 7/15/60, Series
	2020-1, Class A (b)	$1,478,167
	Cold Storage Trust
1,500,000	1.04% (1 Month LIBOR USD
	+ 0.900%), due 11/15/37, Series
	2020-ICE5, Class A (b) (e)	1,504,606
		2,982,773
U.S. Government Securities 92.5%
	FHLMC Pool
519,333	2.50%, due 12/1/31, #G18622	541,736
106,207	5.00%, due 10/1/38, #G04832	123,378
436,788	3.50%, due 5/1/42, #G08491	470,460
312,119	3.00%, due 8/1/43, #G08540	331,751
209,416	3.00%, due 8/1/43, #Q20559	222,512
705,110	4.00%, due 8/1/44, #G08601	769,431
558,814	3.00%, due 3/1/45, #G08631	587,686
835,921	3.00%, due 5/1/45, #G08640	878,642
474,885	3.00%, due 5/1/45, #Q33337	498,057
669,985	3.00%, due 1/1/47, #G08741	703,521
354,872	3.00%, due 1/1/47, #Q45636	372,885
300,247	4.50%, due 3/1/47, #G08754	329,338
341,106	3.50%, due 4/1/48, #Q55213	362,428
229,077	4.50%, due 5/1/48, #G08820	249,362
246,829	3.50%, due 9/1/48, #G08835	260,620
228,462	4.00%, due 2/1/49, #ZT1710	243,711
570,537	3.00%, due 4/1/49, #ZN5108	597,089
374,155	3.50%, due 7/1/49, #QA1057	394,625
402,717	3.50%, due 7/1/49, #SD8001	424,293
549,745	3.00%, due 10/1/49, #SD8016	574,728
	FNMA Pool
180,635	4.00%, due 5/1/26, #AH8174	192,125
614,508	2.50%, due 10/1/31, #BC9305	640,600
527,157	2.50%, due 11/1/31, #BD9466	549,399
185,952	3.50%, due 5/1/33, #BK5720	198,095
216,009	3.50%, due 5/1/33, #MA3364	229,935
406,634	4.00%, due 12/1/39, #AE0215	446,375
672,345	3.50%, due 7/1/43, #AB9774	727,163
767,133	3.00%, due 8/1/43, #AU3363	814,011
304,314	4.00%, due 9/1/44, #AS3392	334,554
206,096	3.00%, due 4/1/45, #AS4774	216,557
356,214	3.50%, due 4/1/45, #AY3376	381,541
148,752	3.00%, due 6/1/45, #AZ0171	156,029
984,901	3.00%, due 6/1/45, #AZ0504	1,038,189
170,574	3.00%, due 6/1/45, #AZ2754	178,876
340,628	3.50%, due 8/1/45, #AS5699	362,850
171,519	3.50%, due 9/1/45, #AS5722	183,201
443,203	3.00%, due 10/1/45, #AZ6877	464,992
972,823	3.50%, due 12/1/45, #BA2275	1,041,274
650,671	3.50%, due 12/1/45, #MA2471	695,659
387,605	3.50%, due 3/1/46, #MA2549	413,909
867,672	3.00%, due 7/1/46, #MA2670	912,722
513,680	3.00%, due 9/1/46, #AS7904	537,929
167,885	3.00%, due 4/1/47, #AS9448	175,877
315,785	3.00%, due 5/1/47, #AS9562	331,030
217,911	3.50%, due 8/1/47, #MA3087	230,590
423,696	3.50%, due 9/1/47, #MA3120	448,631
170,576	4.50%, due 11/1/47, #BJ1795	186,055
748,406	3.50%, due 3/1/48, #MA3305	790,989
605,161	4.50%, due 5/1/48, #BM4135	660,085
361,265	4.00%, due 6/1/48, #MA3384	386,913
463,905	4.00%, due 7/1/48, #MA3415	495,471
411,962	4.00%, due 8/1/48, #BK5416	439,823
319,402	4.00%, due 10/1/48, #MA3495	340,676
370,261	4.50%, due 10/1/48, #MA3496	401,830
369,402	4.50%, due 11/1/48, #MA3522	404,881
264,510	4.00%, due 1/1/49, #BN3956	282,123
269,628	3.50%, due 2/1/49, #BM5485	284,100
248,046	4.00%, due 2/1/49, #MA3592	264,459
407,264	3.00%, due 4/1/49, #BN6240	425,771
238,204	3.00%, due 4/1/49, #BN6248	249,154
473,846	3.00%, due 5/1/49, #MA3670	495,073
340,253	3.50%, due 5/1/49, #MA3663	358,628

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Schedule of Investments – November 30, 2020 (continued)

Principal Amount/
Shares		Value
U.S. Government Securities 92.5% (continued)
	FNMA Pool (continued)
$345,969	3.50%, due 6/1/49, #FM1028	$364,336
344,682	3.50%, due 6/1/49, #MA3686	362,970
	FNMA TBA
4,700,000	2.50%, due 12/15/46 (d)	4,925,111
2,000,000	2.50%, due 1/15/47 (d)	2,091,909
8,000,000	2.00%, due 12/15/50 (d)	8,309,418
3,000,000	2.00%, due 1/15/51 (d)	3,110,208
	GNMA Pool
321,051	5.00%, due 9/15/39, #726311	370,741
264,693	4.00%, due 6/15/45, #AM8608	285,428
214,279	4.00%, due 2/15/46, #AR3772	232,279
22,286	4.00%, due 5/15/46, #AT7406	23,983
220,757	4.00%, due 10/15/46, #AQ0545	236,000
165,161	4.00%, due 12/15/46, #AQ0562	177,218
9,110	4.00%, due 12/15/46, #AQ0563	9,733
982,004	3.00%, due 5/15/47, #AW1730	1,090,762
443,222	3.00%, due 8/15/47, #AZ5554	492,499
609,939	3.50%, due 11/15/47, #BD4824	643,671
300,339	4.00%, due 11/15/47, #BB3817	317,950
525,384	3.50%, due 4/20/49, #MA5875	555,180
779,684	3.50%, due 7/20/49 #MA6039	823,270
510,726	3.00%, due 8/20/49, #MA6089	533,047
1,314,345	3.00%, due 9/20/49, #MA6153	1,371,770
1,354,748	3.00%, due 12/20/49 #MA6338	1,413,939
	GNMA TBA
5,500,000	2.50%, due 12/1/50 (d)	5,796,299
4,000,000	2.00%, due 12/15/50 (d)	4,185,022
4,000,000	2.50%, due 1/15/51 (d)	4,206,272
		69,233,412
Total Mortgage-Backed Securities
(cost $70,140,442)		72,216,185

SHORT-TERM INVESTMENTS 46.4%

Money Market Fund 1.0%
789,967	Fidelity Institutional Money
	Market Government Portfolio –
	Class I, 0.01% (a)	789,967

U.S. Treasury Bills 45.4%
3,000,000	0.182%, due 12/3/20 (c)	2,999,993
2,500,000	0.174%, due 12/10/20 (c)	2,499,973
3,000,000	0.138%, due 12/24/20 (c)	2,999,866
4,500,000	0.126%, due 1/14/21 (c)	4,499,629
4,000,000	0.108%, due 2/11/21 (c)	3,999,420
5,500,000	0.086%, due 3/25/21 (c)	5,498,541
4,500,000	0.099%, due 4/22/21 (c)	4,498,558
7,000,000	0.091%, due 5/20/21 (c)	6,997,397
		33,993,377
Total Short-Term Investments
(cost $34,781,730)		34,783,344
Total Investments
(cost $104,922,172)	142.9%	106,999,529
Liabilities less Other Assets	(42.9)%	(32,136,066)
TOTAL NET ASSETS	100.0%	$74,863,463

(a)	Rate shown is the 7-day annualized yield as of November 30, 2020.
(b)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.” As of November 30, 2020, the value of these investments was $2,982,773 or 3.98% of total net assets.

(c)	Rate shown is the discount rate at November 30, 2020.
(d)	Security purchased on a when-issued basis. As of November 30, 2020 the total cost of investments purchased on a when-issued basis was $32,624,239 or 43.58% of total net assets.
(e)	Variable or floating rate security based on a reference index and spread. The rate reported is the rate in effect as of November 30, 2020.

FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
LIBOR – London Interbank Offered Rate
TBA – To Be Announced

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA HIGH YIELD (MACS) FUND
Schedule of Investments – November 30, 2020

Principal Amount		Value
CORPORATE BONDS 96.5%

Advertising 1.1%
	Clear Channel International BV
$1,300,000	6.625%, due 8/1/25 (b)	$1,360,125

Aerospace/Defense 2.1%
	F-Brasile SpA / F-Brasile US LLC
1,300,000	7.375%, due 8/15/26 (b)	1,192,749
	Triumph Group, Inc.
175,000	8.875%, due 6/1/24 (b)	193,266
300,000	6.25%, due 9/15/24 (b)	291,594
950,000	7.75%, due 8/15/25	830,063
		2,507,672
Auto Manufacturers 1.1%
	PM General Purchaser LLC
1,250,000	9.50%, due 10/1/28 (b)	1,364,063

Auto Parts & Equipment 1.5%
	Clarios Global LP
500,000	6.75%, due 5/15/25 (b)	538,600
	Clarios Global LP /
	Clarios US Finance Co.
100,000	6.25%, due 5/15/26 (b)	106,375
	Dealer Tire LLC / DT Issuer LLC
1,156,000	8.00%, due 2/1/28 (b)	1,190,680
		1,835,655
Auto Parts Manufacturing 0.7%
	Truck Hero, Inc.
750,000	8.50%, due 4/21/24 (b)	798,671

Building Materials 2.3%
	Core & Main Holdings LP
1,250,000	8.625% Cash or 9.375%
	PIK, due 9/15/24 (b) (c)	1,283,725
	Northwest Hardwoods, Inc.
400,000	7.50%, due 8/1/21 (b) (d)	104,000
	NWH Escrow Corp.
400,000	7.50%, due 8/1/21 (b) (d)	104,000
	SRM Escrow Issuer LLC
1,250,000	6.00%, due 11/1/28 (b)	1,299,219
		2,790,944
Chemicals 7.0%
	Consolidated Energy Finance SA
800,000	6.875%, due 6/15/25 (b)	786,668
450,000	6.50%, due 5/15/26 (b)	436,590
	CSTN Merger Sub, Inc.
1,375,000	6.75%, due 8/15/24 (b)	1,280,324
	Innophos Holdings, Inc.
1,300,000	9.375%, due 2/15/28 (b)	1,430,813
	Koppers, Inc.
1,674,000	6.00%, due 2/15/25 (b)	1,729,450
	Methanex Corp.
1,250,000	5.125%, due 10/15/27	1,317,188
	Neon Holdings, Inc.
1,250,000	10.125%, due 4/1/26 (b)	1,331,250
		8,312,283
Commercial and Service Industry
Machinery Manufacturing 0.9%
	ATS Automation Tooling
	Systems, Inc.
1,065,000	6.50%, due 6/15/23 (b)	1,083,526

Commercial Services 1.8%
	APX Group, Inc.
150,000	8.50%, due 11/1/24	158,985
550,000	6.75%, due 2/15/27 (b)	594,687
	Nielsen Finance LLC /
	Nielsen Finance Co.
750,000	5.625, due 10/1/28 (b)	800,868
500,000	5.875%, due 10/1/30 (b)	550,313
		2,104,853
Construction Machinery 1.1%
	Capitol Investment
	Merger Sub 2 LLC
1,250,000	10.00%, due 8/1/24 (b)	1,335,025

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA HIGH YIELD (MACS) FUND
Schedule of Investments – November 30, 2020 (continued)

Principal Amount		Value
Consumer Cyclical Services 2.1%
	CoreCivic, Inc.
$1,250,000	4.75%, due 10/15/27	$1,059,375
	Photo Holdings Merger Sub, Inc.
1,485,000	8.50%, due 10/1/26 (b)	1,494,979
		2,554,354
Consumer Services 3.4%
	AMN Healthcare, Inc.
925,000	4.625%, due 10/1/27 (b)	968,359
	Carriage Services, Inc.
925,000	6.625%, due 6/1/26 (b)	982,110
	Cimpress Plc
1,335,000	7.00%, due 6/15/26 (b)	1,376,465
	Quad Graphics, Inc.
800,000	7.00%, due 5/1/22	698,812
		4,025,746
Containers and Packaging 4.8%
	LABL Escrow Issuer LLC
1,200,000	6.75%, due 7/15/26 (b)	1,283,249
	Matthews International Corp.
1,189,000	5.25%, due 12/1/25 (b)	1,157,664
	Pactiv LLC
500,000	8.375%, due 4/15/27	559,280
	Plastipak Holdings, Inc.
1,250,000	6.25%, due 10/15/25 (b)	1,289,843
	Trident TPI Holdings, Inc.
265,000	9.25%, due 8/1/24 (b)	282,888
1,200,000	6.625%, due 11/1/25 (b)	1,204,374
		5,777,298
Diversified Manufacturing 0.7%
	FXI Holdings, Inc.
295,000	12.25%, due 11/15/26 (b)	333,118
	Husky III Holding Ltd.
500,000	13.00% Cash or 13.75%
	PIK, due 2/15/25 (b) (c)	539,063
		872,181
Engineering & Construction 2.3%
	New Enterprise Stone
	& Lime Co., Inc.
751,000	6.25%, due 3/15/26 (b)	775,877
500,000	9.75%, due 7/15/28 (b)	547,500
	PowerTeam Services LLC
1,250,000	9.033%, due 12/4/25 (b)	1,375,781
		2,699,158
Entertainment 1.1%
	Powdr Corp.
1,250,000	6.00%, due 8/1/25 (b)	1,305,063

Environmental Control 1.2%
	Tervita Corp.
1,400,000	11.00%, due 12/1/25 (b)	1,456,294

Financial Services 0.4%
	Arrow Bidco LLC
616,000	9.50%, due 3/15/24 (b)	539,705

Food and Beverage 5.0%
	Clearwater Seafoods, Inc.
1,370,000	6.875%, due 5/1/25 (b)	1,436,643
	Dean Foods Co.
610,000	6.50%, due 3/15/23 (b) (d)	5,212
	Dole Food Co., Inc.
1,275,000	7.25%, due 6/15/25 (b)	1,295,585
	H-Food Holdings LLC /
	Hearthside Finance Co., Inc.
1,250,000	8.50%, due 6/1/26 (b)	1,288,719
	Sigma Holdco BV
1,400,000	7.875%, due 5/15/26 (b)	1,403,240
	Simmons Foods, Inc.
575,000	7.75%, due 1/15/24 (b)	602,971
		6,032,370
Food Wholesale/Distribution 2.2%
	United Natural Foods, Inc.
1,200,000	6.75%, due 10/15/28 (b)	1,246,500

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA HIGH YIELD (MACS) FUND
Schedule of Investments – November 30, 2020 (continued)

Principal Amount		Value
Food Wholesale/Distribution 2.2% (continued)
	US Foods, Inc.
$1,250,000	6.25%, due 4/15/25 (b)	$1,331,099
		2,577,599
Forest and Paper
Products Manufacturing 1.2%
	Schweitzer-Mauduit
	International, Inc.
1,385,000	6.875%, due 10/1/26 (b)	1,471,826

Hardware 0.9%
	Everi Payments Inc.
1,042,000	7.50%, due 12/15/25 (b)	1,074,453

Healthcare – Products 1.1%
	Varex Imaging Corp.
1,250,000	7.875%, due 10/15/27 (b)	1,284,850

Healthcare – Services 1.4%
	Hadrian Merger Sub, Inc.
1,288,000	8.50%, due 5/1/26 (b)	1,318,345
	Providence Service Corp.
350,000	5.875%, due 11/15/25 (b)	372,136
		1,690,481
Home Builders 1.0%
	Picasso Finance Sub, Inc.
1,100,000	6.125%, due 6/15/25 (b)	1,178,595

Home Improvement 1.0%
	Apex Tool Group LLC/
	BC Mountain Finance, Inc.
1,250,000	9.00%, due 2/15/23 (b)	1,206,250

Industrial – Other 2.2%
	Brand Energy &
	Infrastructure Services, Inc.
1,125,000	8.50%, due 7/15/25 (b)	1,122,188
	Cleaver-Brooks, Inc.
1,500,000	7.875%, due 3/1/23 (b)	1,490,468
		2,612,656
Lumber & Other Building Material Dealers 0.8%
	WESCO Distribution, Inc.
900,000	7.25%, due 6/15/28 (b)	1,012,361

Machinery Manufacturing 4.0%
	Granite US Holdings Corp.
1,250,000	11.00%, due 10/1/27 (b)	1,381,250
	JPW Industries Holding Corp.
1,272,000	9.00%, due 10/1/24 (b)	1,221,120
	MAI Holdings, Inc.
700,000	9.50%, due 6/1/23 (b) (e)	147,000
	Titan Acquisition Ltd. /
	Titan Co-Borrower LLC
700,000	7.75%, due 4/15/26 (b)	728,000
	Titan International, Inc.
1,453,000	6.50%, due 11/30/23	1,334,790
		4,812,160
Manufactured Goods 3.2%
	FXI Holdings, Inc.
836,000	7.875%, due 11/1/24 (b)	840,180
	Grinding Media Inc./ MC
	Grinding Media Canada, Inc.
1,594,000	7.375%, due 12/15/23 (b)	1,626,549
	Park-Ohio Industries, Inc.
1,350,000	6.625%, due 4/15/27	1,373,139
		3,839,868
Media Entertainment 3.6%
	Diamond Sports Group LLC /
	Diamond Sports Finance Co.
1,008,000	5.375%, due 8/15/26 (b)	783,090
	Getty Images, Inc.
1,624,000	9.75%, due 3/1/27 (b)	1,702,861
	Meredith Corp.
725,000	6.50%, due 7/1/25 (b)	776,203
1,000,000	6.875%, due 2/1/26	995,625
		4,257,779

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA HIGH YIELD (MACS) FUND
Schedule of Investments – November 30, 2020 (continued)

Principal Amount		Value
Media Non-Cable 0.5%
	R.R. Donnelley & Sons Co.
$648,000	6.50%, due 11/15/23	$627,682

Metals and Mining 4.5%
	Harsco Corp.
1,250,000	5.75%, due 7/31/27 (b)	1,324,244
	Rain CII Carbon LLC/
	CII Carbon Corp.
1,300,000	7.25%, due 4/1/25 (b)	1,294,300
	SunCoke Energy Partners LP/
	SunCoke Energy Partners
	Finance Corp.
1,345,000	7.50%, due 6/15/25 (b)	1,327,347
	TMS International Holding Corp.
1,400,000	7.25%, due 8/15/25 (b)	1,389,500
		5,335,391
Midstream 1.0%
	Rockpoint Gas Storage
	Canada Ltd.
1,250,000	7.00%, due 3/31/23 (b)	1,205,469

Oil and Gas Services 3.9%
	Archrock Partners LP /
	Archrock Partners Finance Corp.
675,000	6.875%, due 4/1/27 (b)	702,979
325,000	6.25%, due 4/1/28 (b)	335,914
	CVR Energy, Inc.
1,250,000	5.25%, due 2/15/25 (b)	1,102,344
	Sunoco LP/Sunoco Finance Corp.
1,200,000	5.50%, due 2/15/26	1,248,522
	USA Compression Partners LP/
	USA Compression Finance Corp.
985,000	6.875%, due 4/1/26	1,021,025
250,000	6.875%, due 9/1/27	262,223
		4,673,007
Other Industrial 1.1%
	Algeco Global Finance Plc
1,250,000	8.00%, due 2/15/23 (b)	1,275,769

Packaging 0.9%
	Mauser Packaging Solutions
	Holding Co.
1,038,000	5.50%, due 4/15/24 (b)	1,052,490

Paper 2.3%
	Clearwater Paper Corp.
1,300,000	4.75%, due 8/15/28 (b)	1,356,062
	Mercer International, Inc.
675,000	7.375%, due 1/15/25	699,047
690,000	5.50%, due 1/15/26	693,019
		2,748,128
Pipelines 3.2%
	Genesis Energy LP / Genesis
	Energy Finance Corp.
1,050,000	7.75%, due 2/1/28	966,987
	Martin Midstream Partners LP /
	Martin Midstream Finance Corp.
1,000,000	11.50%, due 2/28/25 (b)	950,000
	Summit Midstream Holdings, LLC
1,050,000	5.50%, due 8/15/22	861,000
	TransMontaigne Partners LP/
	TLP Finance Corp.
1,046,000	6.125%, due 2/15/26	1,070,644
		3,848,631
Publishing and Broadcasting 2.8%
	Salem Media Group, Inc.
920,000	6.75%, due 6/1/24 (b)	809,600
	Townsquare Media, Inc.
1,240,000	6.50%, due 4/1/23 (b)	1,207,320
	Urban One, Inc.
1,325,000	8.75%, due 12/15/22 (b)	1,285,250
		3,302,170
Rail Transportation 1.3%
	Watco Cos. LLC /
	Watco Finance Corp.
1,500,000	6.50%, due 6/15/27 (b)	1,592,813

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA HIGH YIELD (MACS) FUND
Schedule of Investments – November 30, 2020 (continued)

Principal Amount		Value
Real Estate 0.8%
	GEO Group, Inc.
$1,080,000	5.125%, due 4/1/23	$934,875

REITs – Storage 1.1%
	Iron Mountain, Inc.
250,000	5.00%, due 7/15/28 (b)	259,690
1,000,000	5.25%, due 7/15/30 (b)	1,066,250
		1,325,940
Retail – Consumer Discretionary 1.1%
	Hillman Company, Inc.
1,300,000	6.375%, due 7/15/22 (b)	1,294,755

Retail – Office Supplies 1.8%
	Staples, Inc.
933,000	7.50%, due 4/15/26 (b)	940,389
450,000	10.75%, due 4/15/27 (b)	423,563
	Superior Plus LP / Superior
	General Partner, Inc.
700,000	7.00%, due 7/15/26 (b)	752,500
		2,116,452
Security Services 0.9%
	Allied Universal Holdco LLC /
	Allied Universal Finance Corp.
970,000	6.625%, due 7/15/26 (b)	1,043,963

Software and Services 1.2%
	Donnelley Financial
	Solutions, Inc.
1,155,000	8.25%, due 10/15/24	1,231,398
	Exela Intermediate LLC/
	Exela Finance, Inc.
750,000	10.00%, due 7/15/23 (b)	227,813
		1,459,211
Supermarkets 0.5%
	KeHE Distributors LLC /
	KeHE Finance Corp.
600,000	8.625%, due 10/15/26 (b)	658,407

Technology 0.7%
	Granite Merger Sub 2, Inc.
792,000	11.00%, due 7/15/27 (b)	871,545

Telecommunications 1.0%
	Plantronics, Inc.
1,250,000	5.50%, due 5/31/23 (b)	1,257,019

Transportation and Logistics 0.4%
	J.B. Poindexter & Co., Inc.
500,000	7.125%, due 4/15/26 (b)	531,875

Transportation Services 1.5%
	LBC Tank Terminals Holding
1,200,000	6.875%, due 5/15/23 (b)	1,203,750
	OPE KAG Finance Sub, Inc.
550,000	7.875%, due 7/31/23 (b)	550,630
		1,754,380
Wireline Telecommunications Services 0.8%
	HC2 Holdings, Inc.
542,000	11.50%, due 12/1/21 (b)	532,515
	Intrado Corp.
560,000	5.375%, due 7/15/22 (b)	421,400
		953,915
Total Corporate Bonds
(cost $114,354,047)		115,637,751

MONEY MARKET FUND 1.7%
2,061,815	Fidelity Institutional Money
	Market Government Portfolio –
	Class I, 0.01% (a)	2,061,815
Total Money Market Fund
(cost $2,061,815)		2,061,815
Total Investments
(cost $116,415,862)	98.2%	117,699,566
Other Assets less Liabilities	1.8%	2,096,602
TOTAL NET ASSETS	100.0%	$119,796,168

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA HIGH YIELD (MACS) FUND
Schedule of Investments – November 30, 2020 (continued)

(a)	Rate shown is the 7-day annualized yield as of November 30, 2020.
(b)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.” As of November 30, 2020, the value of these investments was $97,694,072 or 81.55% of total net assets.

(c)	Payment-in-kind interest is generally paid by issuing additional par of the security rather than paying cash.
(d)	Security is in default.
(e)
Security valued at fair value using methods determined in good faith by or at the direction of the Board of Trustees of Advisors Series Trust. Value determined using significant unobservable inputs. As of November 30, 2020, the total value of fair valued securities was $147,000 or 0.12% of total net assets.

The accompanying notes are an integral part of these financial statements.

PIA Funds
Statements of Assets and Liabilities – November 30, 2020

	BBB	MBS	High Yield
	Bond Fund	Bond Fund	(MACS) Fund
Assets:
Investments in securities, at value
(cost $263,824,880, $104,922,172, and $116,415,862, respectively)	$284,954,721	$106,999,529	$117,699,566
Receivable for fund shares sold	261,318	238,438	—
Receivable for securities sold	982,811	—	—
Interest receivable	2,253,464	98,946	2,128,263
Due from investment adviser (Note 4)	—	16,744	—
Prepaid expenses	20,891	2,070	20,684
Total assets	288,473,205	107,355,727	119,848,513

Liabilities:
Payable for securities purchased	2,273,131	32,434,125	—
Payable for fund shares redeemed	29,754	97	—
Administration fees	8,060	9,171	7,991
Custody fees	1,619	3,069	1,022
Transfer agent fees and expenses	9,665	6,646	4,342
Fund accounting fees	11,288	10,009	9,689
Audit fees	21,200	21,200	21,200
Chief Compliance Officer fee	1,833	1,833	1,833
Accrued expenses	10,748	6,114	6,268
Total liabilities	2,367,298	32,492,264	52,345
Net Assets	$286,105,907	$74,863,463	$119,796,168

Net Assets Consist of:
Paid-in capital	$267,694,794	$73,757,914	$119,555,699
Total distributable earnings	18,411,113	1,105,549	240,469
Net Assets	$286,105,907	$74,863,463	$119,796,168

Net Asset Value, Offering Price and Redemption Price Per Share	$10.32	$9.71	$9.57

Shares Issued and Outstanding
(Unlimited number of shares authorized, par value $0.01)	27,736,736	7,709,008	12,518,694

The accompanying notes are an integral part of these financial statements.

PIA Funds
Statements of Operations – Year Ended November 30, 2020

	BBB	MBS	High Yield
	Bond Fund	Bond Fund	(MACS) Fund
Investment Income:
Interest	$6,355,014	$1,404,584	$6,900,223
Total investment income	6,355,014	1,404,584	6,900,223

Expenses:
Fund accounting fees (Note 4)	76,641	62,281	60,623
Transfer agent fees and expenses (Note 4)	68,986	36,811	27,481
Administration fees (Note 4)	52,502	48,873	48,597
Registration fees	24,649	23,770	13,783
Audit fees	21,200	21,200	21,200
Custody fees (Note 4)	14,574	17,450	9,535
Trustees’ fees and expenses	14,342	13,487	13,601
Chief Compliance Officer fee (Note 4)	10,917	10,917	10,917
Reports to shareholders	9,572	6,631	6,556
Legal fees	7,193	7,193	7,193
Miscellaneous	5,387	4,695	4,909
Insurance	3,237	2,393	2,538
Interest expense (Note 6)	—	10	—
Total expenses	309,200	255,711	226,933
Less: Expense reimbursement from adviser (Note 4)	—	(92,025)	—
Net expenses	309,200	163,686	226,933
Net investment income	6,045,814	1,240,898	6,673,290

Realized and Unrealized Gain/(Loss) on Investments
Net realized gain/(loss) on investments	376,663	1,059,096	(1,385,854)
Net increase from payment by affiliate and administrator
due to operational error (Note 10)	—	—	199,712
Net change in unrealized appreciation/(depreciation) on investments	11,024,275	278,976	4,992,849
Net gain on investments	11,400,938	1,338,072	3,806,707
Net increase in net assets resulting from operations	$17,446,752	$2,578,970	$10,479,997

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Statements of Changes in Net Assets

	Year Ended	Year Ended
	November 30, 2020	November 30, 2019
Increase/(Decrease) in Net Assets From Operations:
Net investment income	$6,045,814	$5,769,730
Net realized gain on investments	376,663	2,093,860
Net change in unrealized appreciation/(depreciation) on investments	11,024,275	15,236,243
Net increase in net assets resulting from operations	17,446,752	23,099,833

Distributions Paid to Shareholders:
Net dividends and distributions to shareholders	(5,989,689)	(5,748,046)
Total dividends and distributions	(5,989,689)	(5,748,046)

Capital Share Transactions:
Net proceeds from shares sold	163,889,815	32,169,545
Distributions reinvested	5,736,371	5,092,058
Payment for shares redeemed	(37,259,963)	(60,905,574)
Net increase/(decrease) in net assets from capital share transactions	132,366,223	(23,643,971)
Total increase/(decrease) in net assets	143,823,286	(6,292,184)

Net Assets, Beginning of year	142,282,621	148,574,805
Net Assets, End of year	$286,105,907	$142,282,621

Transactions in Shares:
Shares sold	16,332,895	3,477,388
Shares issued on reinvestment of distributions	578,682	545,556
Shares redeemed	(3,753,792)	(6,582,597)
Net increase/(decrease) in shares outstanding	13,157,785	(2,559,653)

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Statements of Changes in Net Assets

	Year Ended	Year Ended
	November 30, 2020	November 30, 2019
Increase/(Decrease) in Net Assets From Operations:
Net investment income	$1,240,898	$1,792,048
Net realized gain on investments	1,059,096	2,584
Net change in unrealized appreciation/(depreciation) on investments	278,976	2,948,637
Net increase in net assets resulting from operations	2,578,970	4,743,269

Distributions Paid to Shareholders:
Net dividends and distributions to shareholders	(1,598,311)	(1,962,038)
Total dividends and distributions	(1,598,311)	(1,962,038)

Capital Share Transactions:
Net proceeds from shares sold	11,253,648	15,400,900
Distributions reinvested	1,439,786	1,416,455
Payment for shares redeemed	(8,540,716)	(10,072,959)
Net increase in net assets from capital share transactions	4,152,718	6,744,396
Total increase in net assets	5,133,377	9,525,627

Net Assets, Beginning of year	69,730,086	60,204,459
Net Assets, End of year	$74,863,463	$69,730,086

Transactions in Shares:
Shares sold	1,157,062	1,631,927
Shares issued on reinvestment of distributions	148,321	149,223
Shares redeemed	(878,931)	(1,066,918)
Net increase in shares outstanding	426,452	714,232

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA HIGH YIELD (MACS) FUND
Statements of Changes in Net Assets

	Year Ended	Year Ended
	November 30, 2020	November 30, 2019
Increase/(Decrease) in Net Assets From Operations:
Net investment income	$6,673,290	$5,226,758
Net realized gain/(loss) on investments	(1,385,854)	190,189
Net increase from payment by affiliate and administrator
due to operational error (Note 10)	199,712	—
Net change in unrealized appreciation/(depreciation) on investments	4,992,849	(53,736)
Net increase in net assets resulting from operations	10,479,997	5,363,211

Distributions Paid to Shareholders:
Net dividends and distributions to shareholders	(6,791,321)	(5,545,152)
Total dividends and distributions	(6,791,321)	(5,545,152)

Capital Share Transactions:
Net proceeds from shares sold	29,570,755	1,963,530
Distributions reinvested	6,791,197	5,545,153
Payment for shares redeemed	(169,127)	(1,205,838)
Net increase in net assets from capital share transactions	36,192,825	6,302,845
Total increase in net assets	39,881,501	6,120,904

Net Assets, Beginning of year	79,914,667	73,793,763
Net Assets, End of year	$119,796,168	$79,914,667

Transactions in Shares:
Shares sold	3,302,995	205,898
Shares issued on reinvestment of distributions	749,011	584,908
Shares redeemed	(19,042)	(125,287)
Net increase in shares outstanding	4,032,964	665,519

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Financial Highlights

	Year Ended November 30,
	2020	2019	2018	2017	2016
Per Share Operating Performance
(For a fund share outstanding throughout each year)

Net asset value, beginning of year	$9.76	$8.67	$9.35	$9.07	$8.97

Income From Investment Operations:
Net investment income	0.33	0.37	0.37	0.35	0.36
Net realized and unrealized gain/(loss) on investments	0.56	1.09	(0.68)	0.28	0.10
Total from investment operations	0.89	1.46	(0.31)	0.63	0.46

Less Distributions:
Distributions from net investment income	(0.33)	(0.37)	(0.37)	(0.35)	(0.36)
Total distributions	(0.33)	(0.37)	(0.37)	(0.35)	(0.36)

Net asset value, end of year	$10.32	$9.76	$8.67	$9.35	$9.07

Total Return	9.37%	17.10%	-3.44%	7.10%	5.18%

Ratios/Supplemental Data:
Net assets, end of year (in 000’s)	$286,106	$142,283	$148,575	$206,654	$223,040
Ratio of expenses to average net assets:
Net of expense reimbursement	0.17%	0.19%	0.16%	0.15%	0.15%
Before expense reimbursement	0.17%	0.20%	0.17%	0.17%	0.17%
Ratio of net investment income to average net assets:
Net of expense reimbursement	3.41%	3.97%	3.97%	3.81%	3.90%
Before expense reimbursement	3.41%	3.96%	3.96%	3.79%	3.88%
Portfolio turnover rate	36%	20%	15%	11%	31%

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Financial Highlights

	Year Ended November 30,
	2020	2019	2018	2017	2016
Per Share Operating Performance
(For a fund share outstanding throughout each year)

Net asset value, beginning of year	$9.57	$9.17	$9.49	$9.56	$9.70

Income From Investment Operations:
Net investment income	0.17	0.26	0.24	0.25	0.25
Net realized and unrealized gain/(loss) on investments	0.19	0.42	(0.31)	(0.05)	(0.11)
Total from investment operations	0.36	0.68	(0.07)	0.20	0.14

Less Distributions:
Distributions from net investment income	(0.22)	(0.28)	(0.25)	(0.27)	(0.28)
Total distributions	(0.22)	(0.28)	(0.25)	(0.27)	(0.28)

Net asset value, end of year	$9.71	$9.57	$9.17	$9.49	$9.56

Total Return	3.77%	7.53%	-0.72%	2.09%	1.48%

Ratios/Supplemental Data:
Net assets, end of year (in 000’s)	$74,863	$69,730	$60,204	$69,719	$87,877
Ratio of expenses to average net assets:
Net of expense reimbursement	0.23%	0.23%	0.21%	0.17%	0.15%
Before expense reimbursement	0.36%	0.36%	0.34%	0.39%	0.32%
Ratio of net investment income to average net assets:
Net of expense reimbursement	1.74%	2.73%	2.53%	2.49%	2.59%
Before expense reimbursement	1.61%	2.60%	2.40%	2.27%	2.42%
Portfolio turnover rate	171%	20%	239%	151%	67%

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA HIGH YIELD (MACS) FUND
Financial Highlights

			December 26, 2017*
	Year Ended	Year Ended	through
	November 30, 2020	November 30, 2019	November 30, 2018
Per Share Operating Performance
(For a fund share outstanding throughout each period)

Net asset value, beginning of period	$9.42	$9.44	$10.00

Income From Investment Operations:
Net investment income	0.64	0.64	0.56
Net realized and unrealized gain/(loss) on investments	0.15	0.02	(0.56)
Total from investment operations	0.79	0.66	0.00

Less Distributions:
Distributions from net investment income	(0.64)	(0.64)	(0.56)
Distributions from net realized gains on investments	(0.02)	(0.04)	—
Total distributions	(0.66)	(0.68)	(0.56)
Increase from payment made by affiliate and
administrator due to operational error	0.02	—	—

Net asset value, end of period	$9.57	$9.42	$9.44

Total Return	9.25%^	7.21%	-0.07	%++

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$119,796	$79,915	$73,794
Ratio of expenses to average net assets:
Net of expense reimbursement	0.24%	0.25%	0.23	%+
Before expense reimbursement	0.24%	0.28%	0.30	%+
Ratio of net investment income to average net assets:
Net of expense reimbursement	7.11%	6.72%	6.23	%+
Before expense reimbursement	7.11%	6.69%	6.16	%+
Portfolio turnover rate	51%	36%	22	%++

*	Commencement of operations.
+	Annualized for periods less than one year.
++	Not annualized for periods less than one year.
^
Includes increase from payment made by affiliate and administrator due to operational error. Refer to Note 10 for further details. Had the Fund not received the payment, total return would have been 9.02%.

The accompanying notes are an integral part of these financial statements.

PIA Funds
Notes to Financial Statements – November 30, 2020

Note 1 – Organization
The PIA BBB Bond Fund, the PIA MBS Bond Fund and the PIA High Yield (MACS) Fund (the “Funds”) are each a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Currently, the Funds offer the Managed Account Completion Shares (MACS) class.  Each of the Funds is diversified and has separate assets and liabilities and differing investment objectives.  The investment objective of the PIA BBB Bond Fund (the “BBB Bond Fund”) is to seek to provide a total rate of return that approximates that of bonds rated within the BBB category by Standard and Poor’s Ratings Services, the Baa category by Moody’s Investors Services, Inc. or the BBB category by Fitch Ratings, Inc.  The investment objective of the PIA MBS Bond Fund (the “MBS Bond Fund”) is to seek to provide a total rate of return that exceeds the Bloomberg Barclays U.S. MBS Fixed Rate Index. The investment objective of the PIA High Yield (MACS) Fund (the “High Yield (MACS) Fund”) is to seek a high level of current income. The BBB Bond Fund and the MBS Bond Fund commenced operations on September 25, 2003 and February 28, 2006, respectively. The High Yield (MACS) Fund commenced operations on December 26, 2017, prior to which, its only activity was a transfer in-kind of securities and cash. This transfer in-kind was nontaxable, whereby the Fund issued 6,563,978 shares on December 26, 2017. The fair value and cost of securities received by the Fund was $61,624,087 and $60,648,008, respectively. In addition, the Fund received $4,015,697 of cash and interest receivable. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Only authorized investment advisory clients of Pacific Income Advisers, Inc. are eligible to invest in the Funds.

Note 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities Purchased on a When-Issued Basis – Delivery and payment for securities that have been purchased by the Funds on a forward-commitment or when-issued basis can take place up to a month or more after the transaction date.  During this period, such securities are subject to market fluctuations. The Funds are required to hold and maintain until the settlement date, cash or other liquid assets in an amount sufficient to meet the purchase price.  The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the Funds’ net asset values if the Funds make such purchases while remaining substantially fully invested.  In connection with the ability to purchase securities on a when-issued basis, the Funds may also enter into dollar rolls in which the Funds sell securities purchased on a forward-commitment basis and simultaneously contract with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date.  As an inducement for the Funds to “rollover” their purchase commitments, the Funds receive negotiated amounts in the form of reductions of the purchase price of the commitment.  Dollar rolls are considered a form of leverage.

PIA Funds
Notes to Financial Statements – November 30, 2020 (continued)

Federal Income Taxes – It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  The tax returns of the Funds’ prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return.  The Funds identify their major tax jurisdictions as U.S. federal and the state of Wisconsin; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Each Fund is charged for those expenses that are directly attributable to the Fund, such as administration and custodian fees.  Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets. Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

Securities Transactions and Investment Income – Security transactions are accounted for on a trade date basis. Realized gains and losses on sales of securities are calculated on a first in, first out basis.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are accreted or amortized using the effective interest method except for premiums on certain callable debt securities that are amortized to the earliest call date. Paydown gains and losses on mortgage-related and other asset-based securities are recorded as components of interest income on the Statement of Operations.

Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date.  The Funds distribute substantially all net investment income, if any, monthly and net realized gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.

The amount and character of income and net realized gains to be distributed are determined in accordance with federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America.  To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended November 30, 2020, there were no reclassifications between paid-in capital and distributable earnings.

Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims against the Funds that have not yet occurred.  Based on experience, the Funds expect the risk of loss to be remote.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial

PIA Funds
Notes to Financial Statements – November 30, 2020 (continued)

statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

Accounting Pronouncements – In March 2017, FASB issued Accounting Standards Update (“ASU”) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continue to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management has assessed changes and concluded these changes do not have a material impact on the Funds’ financial statements.

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (“LIBOR”) quotes by the UK Financial Conduct Authority. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Funds’ financial statements and various filings.

Events Subsequent to the Fiscal Year End – In preparing the financial statements as of November 30, 2020, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements. Management has determined there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

Note 3 – Securities Valuation
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.  The Funds’ investments are carried at fair value.

PIA Funds
Notes to Financial Statements – November 30, 2020 (continued)

Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Investment Companies – Investments in open-end mutual funds, including money market funds are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in Level 1 of the fair value hierarchy.

Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in Level 2 of the fair value hierarchy.

Foreign Securities – Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

All foreign securities owned by the Funds are U.S. dollar denominated.

Mortgage- and Asset-Backed Securities – Mortgage- and asset-backed securities are securities issued as separate tranches, or classes, of securities within each deal.  These securities are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models.  The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.  Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

U.S. Government Securities – U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. Government securities are typically categorized in Level 2 of the fair value hierarchy.

U.S. Government Agency Securities – U.S. Government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt securities are generally valued in a manner similar to U.S. government securities.  Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using dealer quotations.  These securities are typically categorized in Level 2 of the fair value hierarchy.

Equity Securities – Equity securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market

PIA Funds
Notes to Financial Statements – November 30, 2020 (continued)

System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Short-Term Securities – Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.

Restricted Securities – The Funds may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult. At November 30, 2020, the Funds held securities issued pursuant to Rule 144A under the Securities Act of 1933. There were no other restricted investments held by the Funds at November 30, 2020.

The Board of Trustees (“Board) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from the Funds’ administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available, or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of November 30, 2020:

BBB Bond Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$—	$252,312,386	$—	$252,312,386
Sovereign Bonds	—	15,420,830	—	15,420,830
U.S. Government Agencies and Instrumentalities	—	14,248,297	—	14,248,297
Total Fixed Income	—	281,981,513	—	281,981,513
Money Market Fund	2,973,208	—	—	2,973,208
Total Investments	$2,973,208	$281,981,513	$—	$284,954,721

PIA Funds
Notes to Financial Statements – November 30, 2020 (continued)

MBS Bond Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Commercial Mortgage-Backed Securities	$—	$2,982,773	$—	$2,982,773
Mortgage-Backed Securities –
U.S. Government Agencies	—	69,233,412	—	69,233,412
Total Fixed Income	—	72,216,185	—	72,216,185
Money Market Fund	789,967	—	—	789,967
U.S. Treasury Bills	—	33,993,377	—	33,993,377
Total Investments	$789,967	$106,209,562	$—	$106,999,529

High Yield (MACS) Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$—	$115,490,751	$147,000	$115,637,751
Total Fixed Income	—	115,490,751	147,000	115,637,751
Money Market Fund	2,061,815	—	—	2,061,815
Total Investments	$2,061,815	$115,490,751	$147,000	$117,699,566

Refer to each Fund’s schedule of investments for a detailed break-out of securities by industry classification.

The following is a reconciliation of the High Yield (MACS) Fund’s Level 3 investments for which significant unobservable inputs were used in determining value.

Investments in Securities, at Value
Corporate Bonds
Balance as of November 30, 2019	$—
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Purchases	—
Sales	—
Transfers in and/or out of Level 3	147,000
Balance as of November 30, 2020	$147,000

In August 2018, the FASB issued Accounting Standard Update (“ASU”) 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those

PIA Funds
Notes to Financial Statements – November 30, 2020 (continued)

fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. The Funds have adopted all applicable provisions of ASU 2018-13.

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain.  The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.  The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

Note 4 – Investment Advisory Fee and Other Transactions with Affiliates
The Funds have investment advisory agreements with Pacific Income Advisers, Inc. (“PIA” or the “Adviser”) pursuant to which the Adviser is responsible for providing investment management services to the Funds.  The Adviser furnishes all investment advice, office space and facilities, and provides most of the personnel needed by the Funds.  Under the agreement, the Funds do not pay the Adviser an investment advisory fee.  However, investors in the Funds will be charged investment advisory fees by the Adviser and persons other than the Adviser.  Clients of PIA pay PIA an investment advisory fee to manage their assets, including assets invested in the Funds.  Participants in “wrap-fee” programs pay fees to the program sponsor, who in turn pays fees to the Adviser.

The Funds are responsible for their own operating expenses. PIA has temporarily agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses (excluding acquired fund fees and expenses) to the extent necessary to limit each Fund’s aggregate annual operating expenses as a percent of average daily net assets as follows:

BBB Fund	0.19%
MBS Fund	0.23%
High Yield (MACS) Fund	0.25%

The Adviser may not recoup amounts subject to the temporary expense limitation in future periods. For the year ended November 30, 2020, the Adviser absorbed Fund expenses in the amount of $0, $92,025 and $0 for the BBB Bond Fund, the MBS Bond Fund and the High Yield (MACS) Fund, respectively.

Fund Services serves as the Funds’ administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Funds.  The Custodian is an affiliate of Fund Services.  Fund Services maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees.  The officers of the Trust, including the Chief Compliance Officer, are employees of Fund Services.  Fees paid by the Funds for administration and accounting, transfer agency, custody and compliance services for the year ended November 30, 2020, are disclosed in the Statements of Operations.

The BBB Bond Fund and the MBS Bond Fund have entered into agreements with various brokers, dealers and financial intermediaries to compensate them for transfer agent services that would otherwise be executed by Fund Services. These sub-transfer agent services include pre-processing and quality control of new accounts, maintaining detailed shareholder account records, shareholder correspondence, answering customer inquiries regarding account

PIA Funds
Notes to Financial Statements – November 30, 2020 (continued)

status, and facilitating shareholder telephone transactions. The BBB Bond Fund and the MBS Bond Fund expensed $28,592 and $4,120, respectively, of sub-transfer agent fees during the year ended November 30, 2020. These fees are included in the transfer agent fees and expenses amount disclosed in the Statements of Operations.

Quasar Distributors, LLC (“Quasar” or the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  Effective March 31, 2020, Foreside Financial Group, LLC (“Foreside”) acquired Quasar from U.S. Bancorp.  As a result of the acquisition, Quasar became a wholly-owned broker-dealer subsidiary of Foreside and is no longer affiliated with U.S. Bancorp.  The Board of Trustees of the Funds has approved a new distribution agreement to enable Quasar to continue serving as the Funds’ Distributor.

Note 5 – Purchases and Sales of Securities
For the year ended November 30, 2020, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Non-Government		Government
	Purchases	Sales	Purchases	Sales
BBB Bond Fund	$134,598,330	$15,684,950	$59,649,472	$47,710,400
MBS Bond Fund	2,999,793	843,788	118,667,511	117,399,876
High Yield (MACS) Fund	82,622,500	46,395,386	—	—

Note 6 – Line of Credit
The BBB Bond Fund, the MBS Bond Fund and the High Yield (MACS) Fund have a line of credit in the amount of $15,000,000, $8,000,000 and $15,000,000, respectively.  These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Funds’ custodian, U.S. Bank N.A.  During the year ended November 30, 2020, the BBB Fund and the High Yield (MACS) Fund did not draw upon their line of credit.  During the year ended November 30, 2020, the MBS Bond Fund drew on its line of credit. The MBS Bond Fund had an outstanding average daily balance of $336, paid a weighted average interest rate of 3.25%, and incurred interest expense of $10. The maximum amount outstanding for the MBS Bond Fund during the year ended November 30, 2020 was $123,000. At November 30, 2020, the Fund had no outstanding loan amounts.

Note 7 – Federal Income Tax Information
The tax character of distributions paid during the years ended November 30, 2020 and November 30, 2019 was as follows:

	BBB Bond Fund		MBS Bond Fund		High Yield (MACS) Fund
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2020	Nov. 30, 2019
Ordinary income	$5,989,689	$5,748,046	$1,598,311	$1,962,038	$6,774,582	$5,389,371
Long-term
capital gains	—	—	—	—	16,739	155,781

PIA Funds
Notes to Financial Statements – November 30, 2020 (continued)

As of November 30, 2020, the Funds’ most recently completed fiscal year end, the components of capital on a tax basis were as follows:

	BBB	MBS	High Yield
	Bond Fund	Bond Fund	(MACS) Fund
Cost of investments (a)	$264,115,769	$104,927,994	$116,476,764
Gross unrealized appreciation	21,678,865	2,087,275	5,053,515
Gross unrealized depreciation	(839,913)	(15,740)	(3,830,713)
Net unrealized appreciation/(depreciation) (a)	20,838,952	2,071,535	1,222,802
Undistributed ordinary income	129,587	44,834	142,907
Undistributed long-term capital gain	—	—	—
Total distributable earnings	129,587	44,834	142,907
Other accumulated gains/(losses)	(2,557,426)	(1,010,820)	(1,125,240)
Total accumulated earnings/(losses)	$18,411,113	$1,105,549	$240,469

(a)	The difference between book-basis and tax-basis net unrealized appreciation in the Funds is attributable primarily to wash sales.

At November 30, 2020, the BBB Bond Fund, the MBS Bond Fund, and High Yield (MACS) Fund had tax short-term capital losses and tax long-term capital losses, which may be carried over indefinitely to offset future gains, as follows:

	BBB	MBS	High Yield
	Bond Fund	Bond Fund	(MACS) Fund
Short-term capital losses	$—	$679,760	$—
Long-term capital losses	2,557,426	331,060	1,125,240

Note 8 – Principal Risks
Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect the Funds’ net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.

•
Market and Regulatory Risk.  Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Funds’ performance. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. The Funds’ investments may decline in value due to factors affecting individual issuers (such as the results of supply and demand), or sectors within the securities markets. The value of a security or other investment also may go up or down due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in interest rates or exchange rates, or adverse investor sentiment generally. In addition, unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

PIA Funds
Notes to Financial Statements – November 30, 2020 (continued)

•
Interest Rate Risk.  The value of a Fund’s investments in fixed-income securities will change based on changes in interest rates.  If interest rates increase, the value of these investments generally declines.  Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.

• Credit Risk. The issuers of the bonds and other debt securities held by the Funds may not be able to make interest or principal payments.

•
Counterparty Risk.  Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Funds. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund.

BBB Bond Fund

•
High Yield Securities Risk.  The BBB Bond Fund may hold high yield securities as a result of credit rating downgrades. Securities with ratings lower than BBB or Baa are known as “high yield” securities (commonly known as “junk bonds”). High yield securities typically carry higher coupon rates than investment grade securities, but also are considered as speculative and may be subject to greater market price fluctuations, less liquidity and greater risk of loss of income or principal including greater possibility of default and bankruptcy of the issuer of such instruments than more highly rated bonds and loans.

•
Foreign and Emerging Market Securities Risk.  Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, sanctions or other measures by the United States or other governments, liquidity risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets.  Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.  These risks are magnified in countries in “emerging markets.”  Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties.  In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.

MBS Bond Fund

•
Extension Risk.  An issuer may pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates.  Under these circumstances, the value of the obligation will decrease.

•
Risks Associated with Mortgage-Backed Securities. These risks include Market and Regulatory Risk, Interest Rate Risk, Credit Risk, Prepayment Risk and Extension Risk (each described above). During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

PIA Funds
Notes to Financial Statements – November 30, 2020 (continued)

•
Risks associated with Real Estate and Regulatory Actions.  Although some of the securities in the Fund are expected to either have a U.S. Government sponsored entity guarantee or be AAA rated by any NSRSO, if real estate experiences a significant price decline, this could adversely affect the prices of the securities the Fund owns. In addition, any adverse regulatory action could impact the prices of the securities the Fund owns.

•
Liquidity Risk.  Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the Fund’s ability to sell a holding at a suitable price.

•
TBA Securities Risk.  In a TBA transaction, a seller agrees to deliver a security at a future date, but does not specify the particular security to be delivered. Instead, the seller agrees to accept any security that meets specified terms. TBA transactions involve the risk that the securities received may have less favorable characteristics than what was anticipated when the Adviser entered into the transaction. Adviser accounts with TBA securities are also subject to counterparty risk and will be exposed to changes in the value of the underlying investments during the term of the agreement.

•
Dollar Roll Risk.  Dollar rolls involve the risk that the MBS Bond Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the buyer files for bankruptcy or becomes insolvent, the buyer or its representative may ask for and receive an extension of time to decide whether to enforce the Fund’s repurchase obligation. In addition, the Fund earns interest by investing the transaction proceeds during the roll period. Dollar roll transactions may have the effect of creating leverage in the Fund’s portfolio.

•
Risks Associated with Inflation and Deflation.  Inflation risk is the risk that the rising cost of living may erode the purchasing power of an investment over time. Deflation risk is the risk that prices throughout the economy decline over time—the opposite of inflation.

•
Government-Sponsored Entities Risk.  Securities issued or guaranteed by government-sponsored entities, including GNMA, FNMA, and FHLMC, may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency.

•
Asset-Backed Securities Risks.  These risks include Market and Regulatory Risk, Interest Rate Risk, Credit Risk, Prepayment Risk and Extension Risk (each described above). Asset-backed securities may decline in value when defaults on the underlying assets occur and may exhibit additional volatility in periods of changing interest rates.

High Yield (MACS) Fund

•
High Yield Securities Risk.  High yield securities (or “junk bonds”) entail greater risk of loss of principal because of their greater exposure to credit risk. High yield securities typically carry higher coupon rates than investment grade securities, but also are considered as speculative and may be subject to greater market price fluctuations, less liquidity and greater risk of loss of income or principal including greater possibility of default and bankruptcy of the issuer of such instruments than more highly rated bonds and loans.

•
Liquidity Risk.  Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the Fund’s ability to sell a holding at a suitable price.

PIA Funds
Notes to Financial Statements – November 30, 2020 (continued)

•
Convertible Securities Risk. Convertible securities are subject to the risks of both debt securities and equity securities.  The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

•
Foreign and Emerging Market Securities Risk.  Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, sanctions or other measures by the United States or other governments, liquidity risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets.  Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.  These risks are magnified in countries in “emerging markets.”  Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties.  In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.

•
Loan Participation and Assignment Risk.  Loan participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Bank loans (i.e., loan participations and assignments), like other high yield corporate debt obligations, have a higher risk of default and may be less liquid and/or become illiquid.

•
Rule 144A Securities Risk.  The market for Rule 144A securities typically is less active than the market for publicly-traded securities.  Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these securities.

Note 9 – Control Ownership
The beneficial ownership, either directly or indirectly of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. The following table reflects shareholders that maintain accounts of more than 25% of the voting securities of a Fund as of November 30, 2020:

Fund	Shareholder	Percent of Shares Held
BBB Bond Fund	Wells Fargo LLC	47.90%
MBS Bond Fund	Morgan Stanley LLC	44.56%
High Yield (MACS) Fund	Reliance Trust Co.	95.93%

Note 10 – Reimbursement for Error
On September 18, 2020, the High Yield (MACS) Fund received a reimbursement of $199,712 from the Adviser and Administrator related to a corporate action instruction error during the year ended November 30, 2020.  The net reimbursement comprises the “net increase from payment by affiliate and administrator due to operational error” in the statement of operations. Due to a miscommunication the tender offer for the Martin Midstream corporate action was not processed correctly. This resulted in the Fund’s position being tendered rather than exchanged.

PIA Funds
Report of Independent Registered Public Accounting Firm

To the Board of Trustees Advisors Series Trust and Shareholders of
PIA BBB Bond Fund
PIA MBS Bond Fund
PIA High Yield (MACS) Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the PIA BBB Bond Fund, PIA MBS Bond Fund, and PIA High Yield (MACS) Fund, a series of Advisors Series Trust (the “Trust”), including the schedules of investments, as of November 30, 2020, the related statements of operations, the statements of changes in net assets, and financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of November 30, 2020, the results of their operations, the changes in their net assets, and their financial highlights for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds
Constituting
Advisors Series	Statement Of	Statements Of
Trust	Operations	Changes In Net Assets	Financial Highlights
PIA BBB Bond Fund and	For the year ended	For each of the two years in the period	For each of the five years in the period
PIA MBS Bond Fund	November 30, 2020	ended November 30, 2020	ended November 30, 2020

PIA High Yield (MACS)	For the year ended	For each of the two years in the period	For each of the two years in the period ended
	November 30, 2020	ended November 30, 2020	November 30, 2020 and for the period December 26,
2017 (commencement of operations) through
November 30, 2018

Basis for Opinion

These financial statements are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.  We have served as the auditor of one or more of the funds in the Trust since 2003.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

PIA Funds
Report of Independent Registered Public Accounting Firm (continued)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks.  Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  Our procedures included confirmation of securities owned as of November 30, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
January 29, 2021

PIA Funds
Notice to Shareholders – November 30, 2020
(Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-251-1970, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-251-1970.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-PORT
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s website at http://www.sec.gov. Information included in the Funds’ Form N-PORT is also available by calling 1-800-251-1970.

Householding
In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other regulatory documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-251-1970 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

PIA Funds
Statement Regarding Liquidity Risk Management Program
(Unaudited)

Each Fund has adopted a liquidity risk management program (the “program”). The Board has designated a committee at the Adviser to serve as the administrator of the program. The Adviser’s committee conducts the day-to-day operation of the programs pursuant to policies and procedures administered by the committee.

Under the program, the Adviser’s committee manages each Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of each Fund’s investments, limiting the amount of each Fund’s illiquid investments, and utilizing various risk management tools and facilities available to each Fund for meeting shareholder redemptions, among other means. The committee’s process of determining the degree of liquidity of each Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by the committee regarding the operation and effectiveness of the program for the period June 1, 2019 through June 30, 2020. No significant liquidity events impacting the Fund were noted in the report. In addition, the committee provided its assessment that the program had been effective in managing the Funds’ liquidity risk.

PIA Funds
Information About Trustees and Officers
(Unaudited)

This chart provides information about the Trustees and Officers who oversee the Funds. Officers elected by the Trustees manage the day-to-day operations of the Funds and execute policies formulated by the Trustees.

				Number of	Other
				Portfolios in	Directorships
		Term of Office		Fund Complex	Held During
Name, Address	Position Held	and Length of	Principal Occupation	Overseen by	Past Five
and Age	with the Trust	Time Served*	During Past Five Years	Trustee(2)	Years(3)

Independent Trustees(1)

Gail S. Duree	Trustee	Indefinite term;	Director, Alpha Gamma	6	Trustee,
(age 74)		since	Delta Housing Corporation		Advisors Series
615 E. Michigan Street		March 2014.	(collegiate housing		Trust (for series
Milwaukee, WI 53202			management) (2012 to		not affiliated
			July 2019); Trustee and Chair		with the Fund).
(2000 to 2012), New Covenant
Mutual Funds (1999 to 2012);
Director and Board Member,
Alpha Gamma Delta
Foundation (philanthropic
organization) (2005 to 2011).

David G. Mertens	Trustee	Indefinite term;	Partner and Head of Business	6	Trustee,
(age 60)		since	Development Ballast Equity		Advisors Series
615 E. Michigan Street		March 2017.	Management, LLC (a privately-		Trust (for series
Milwaukee, WI 53202			held investment advisory firm)		not affiliated
			(February 2019 to present);		with the Fund).
Managing Director and Vice
President, Jensen Investment
Management, Inc. (a privately-
held investment advisory firm)
(2002 to 2017).

Joe D. Redwine	Trustee	Indefinite term;	Retired; formerly Manager,	6	Trustee,
(age 73)		since	President, CEO, U.S. Bancorp		Advisors Series
615 E. Michigan Street		September 2008.	Fund Services, LLC and its		Trust (for series
Milwaukee, WI 53202			predecessors (May 1991 to		not affiliated
			July 2017).		with the Fund).

PIA Funds
Information About Trustees and Officers (continued)
(Unaudited)

				Number of	Other
				Portfolios in	Directorships
		Term of Office		Fund Complex	Held During
Name, Address	Position Held	and Length of	Principal Occupation	Overseen by	Past Five
and Age	with the Trust	Time Served*	During Past Five Years	Trustee(2)	Years(3)

Raymond B. Woolson	Chairman	Indefinite term;	President, Apogee Group, Inc.	6	Trustee,
(age 61)	of the	since	(financial consulting firm)		Advisors Series
615 E. Michigan Street	Board	January 2020.	(1998 to present).		Trust (for series
Milwaukee, WI 53202					not affiliated
	Trustee	Indefinite term;			with the Fund);
		since			Independent
		January 2016.			Trustee,
DoubleLine
Funds Trust (an
open-end
investment
company with
19 portfolios),
DoubleLine
Opportunistic
Credit Fund,
DoubleLine
Selective Credit
Fund and
DoubleLine
Income
Solutions Fund,
from 2010
to present.

PIA Funds
Information About Trustees and Officers (continued)
(Unaudited)

Term of Office
Name, Address	Position Held	and Length of	Principal Occupation
and Age	with the Trust	Time Served	During Past Five Years

Officers

Jeffrey T. Rauman	President,	Indefinite term;	Senior Vice President, Compliance and Administration,
(age 51)	Chief	since	U.S. Bank Global Fund Services (February 1996 to present).
615 E. Michigan Street	Executive	December 2018.
Milwaukee, WI 53202	Officer and
Principal
Executive
Officer

Cheryl L. King	Vice	Indefinite term;	Vice President, Compliance and Administration, U.S. Bank Global
(age 59)	President,	since	Fund Services (October 1998 to present).
615 E. Michigan Street	Treasurer and	December 2007.
Milwaukee, WI 53202	Principal
Financial
Officer

Kevin J. Hayden	Assistant	Indefinite term;	Vice President, Compliance and Administration,
(age 49)	Treasurer	since	U.S. Bank Global Fund Services (June 2005 to present).
615 E. Michigan Street		September 2013.
Milwaukee, WI 53202

Richard R. Conner	Assistant	Indefinite term;	Assistant Vice President, Compliance and Administration,
(age 38)	Treasurer	since	U.S. Bank Global Fund Services (July 2010 to present).
615 E. Michigan Street		December 2018.
Milwaukee, WI 53202

Michael L. Ceccato	Vice President,	Indefinite term;	Senior Vice President, U.S. Bank Global Fund Services and
(age 63)	Chief	since	Vice President, U.S. Bank N.A. (February 2008 to present).
615 E. Michigan Street	Compliance	September 2009.
Milwaukee, WI 53202	Officer and
AML Officer

PIA Funds
Information About Trustees and Officers (continued)
(Unaudited)

Term of Office
Name, Address	Position Held	and Length of	Principal Occupation
and Age	with the Trust	Time Served	During Past Five Years

Elaine E. Richards, Esq.	Vice President	Indefinite term;	Senior Vice President, U.S. Bank Global Fund Services
(age 52)	and	since	(July 2007 to present).
2020 East Financial Way,	Secretary	September 2019.
Suite 100
Glendora, CA 91741

*
The Trustees have designated a mandatory retirement age of 75, such that each Trustee, serving as such on the date he or she reaches the age of 75, shall submit his or her resignation not later than the last day of the calendar year in which his or her 75th birthday occurs (“Retiring Trustee”). Upon request, the Board may, by vote of a majority of Trustees eligible to vote on such matter, determine whether or not to extend such Retiring Trustee’s term and on the length of a one-time extension of up to three additional years.

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
As of November 30, 2020, the Trust was comprised of 34 active portfolios managed by unaffiliated investment advisers.  The term “Fund Complex” applies only to the Funds and the PIA High Yield Fund, PIA Short Duration Fund, and the PIA Short-Term Securities Fund.  The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor does it share the same investment adviser with any other series.

(3)
“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended, (that is, “public companies”) or other investment companies registered under the 1940 Act.

The Statement of Additional Information includes additional information about the Funds’ Trustees and Officers and is available, without charge, upon request by calling 1-800-251-1970.

(This Page Intentionally Left Blank.)

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•  Information we receive about you on applications or other forms;

•  Information you give us orally; and/or

•  Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Adviser
Pacific Income Advisers, Inc.
1299 Ocean Avenue, Suite 210
Santa Monica, CA  90401

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(800) 251-1970

Custodian
U.S. Bank N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA  19102

Legal Counsel
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, NY  10019

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

PIA Funds

PIA Short-Term
Securities Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (defined herein) or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically through the Fund’s website.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held within the fund complex and may apply to all funds held through your financial intermediary.

Annual Report

November 30, 2020

PIA Short-Term Securities Fund

Dear Shareholder:

We are pleased to provide you with this annual report for the fiscal year from December 1, 2019 through November 30, 2020, regarding the PIA Short-Term Securities Fund (the “Fund”) for which Pacific Income Advisers, Inc. (“PIA”), is the investment adviser.

For the fiscal year ended November 30, 2020, the total return for the Fund, including the reinvestment of dividends and capital gains, was 1.95%. The Fund’s return was lower than the Fund’s benchmark index, the ICE BofA 1-Year U.S. Treasury Note Index, which returned 2.01% for the same period.

As stated in the most recently filed prospectus, the Fund’s gross expense ratio is 0.45% and the Fund’s net expense ratio is 0.39%. PIA has contractually agreed to waive all or a portion of its management fees and pay Fund expenses to ensure that the Total Annual Fund Operating Expenses After Fee Waiver (excluding acquired fund fees and expenses) do not exceed 0.39% of the Fund’s average daily net assets through at least March 30, 2021. The net expense is what the investor has paid.

The Fund’s investment objective is to seek a high level of current income, consistent with low volatility of principal through investing in short-term investment grade debt securities.

During the fiscal year ended November 30, 2020, the Fund had a neutral duration position and a more barbelled structure relative to the Fund’s benchmark index. The Fund’s slight underperformance versus the benchmark during the period is attributable to the Fund’s weighting in floating rate securities. The price performance of floating rate securities lagged the price performance of fixed rate securities during the rapidly declining interest rate environment experienced during the COVID-19 pandemic beginning in March 2020, which pushed short-term interest rates to all-time lows. We intend to maintain our floating rate security positions in corporate and mortgage-backed securities given their diversification benefits and low effective duration.

Bond Market in Review

Yields on 1-year Treasury notes, 2-year Treasury notes, 5-year Treasury bonds and 30-year Treasury bonds decreased by 148, 146, 127 and 64 basis points (“bps”), respectively, from December 1, 2019 to November 30, 2020. Spreads on investment grade corporate bonds over Treasuries decreased during the period from 105 bps to 104 bps. Option adjusted spreads on fixed rate agency MBS rose from 45 bps to 49 bps.

Please take a moment to review the Fund’s statements of assets and liabilities and the results of operations for the fiscal ended November 30, 2020. We look forward to reporting to you again with the semi-annual report dated May 31, 2021.

Lloyd McAdams
Chairman of the Board
Pacific Income Advisers, Inc.

1

PIA Short-Term Securities Fund

Past performance is not a guarantee of future results.

Opinions expressed above are those of Pacific Income Advisers, Inc., the Fund’s investment adviser, are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  Investments in asset-backed and mortgage-backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.  The Fund may invest in derivatives, which may involve risks greater than the risks presented by more traditional investments.  The risk of owning an exchange-traded fund (“ETF”) or mutual fund generally reflects the risks of owning the underlying securities that the ETF or mutual fund holds. It will also bear additional expenses, including operating expenses, brokerage costs and the potential duplication of management fees.

Diversification does not assure a profit or protect against risk in a declining market.

The ICE BofA 1-Year U.S. Treasury Note Index (the “Index”) is an unmanaged index presented for comparative purposes only.  The Index is comprised of a single U.S. Treasury issue with approximately one year to final maturity purchased at the beginning of each month and held for one full month.  At the end of the month, that issue is sold and rolled into a newly selected issue.  You cannot invest directly in an index.

Gross domestic product is the amount of goods and services produced in a year, in a country.

Consumer Price Index measures the weighted average of prices of a basket of consumer goods and services, such as transportation, food and medical care.

Duration is the measure of the sensitivity of the price of a fixed income security to a change in interest rates, expressed in number of years.

Basis point equals 1/100th of 1%.

Spread is the difference in yield between a corporate bond and a similar maturity U.S. Treasury bond. It is the compensation investors receive for accepting credit risk of a corporate bond.

Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential.  Bond rating services are provided by Standard & Poor’s Ratings Services, Moody’s Investors Service, Inc., and Fitch Ratings, Inc.  Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default).  In limited situations when the rating agency has not issued a formal rating, the investment adviser will classify the security as non-rated.

The option-adjusted spread is the spread earned over Treasuries, measured over multiple possible future interest rate scenarios, after accounting for the value of the embedded option in the security, which in the case of MBS, gives mortgage holders the option to either refinance or repay early.

Please refer to the schedule of investments in the report for complete holdings information.  Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

Quasar Distributors, LLC, Distributor

2

PIA Short-Term Securities Fund

Comparison of the change in value of a $10,000 investment in the
PIA Short-Term Securities Fund vs ICE BofA 1-Year U.S. Treasury Note Index

Average Annual Total Return*	1 Year	5 Years	10 Years
PIA Short-Term Securities Fund	1.95%	1.68%	1.03%
ICE BofA 1-Year U.S. Treasury Note Index	2.01%	1.58%	0.93%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-800-251-1970.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund ten years ago. Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect.  In the absence of fee waivers,  returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares. This chart does not imply any future performance.

The ICE BofA 1-Year U.S. Treasury Note Index is an unmanaged index consisting of a single U.S. Treasury  issue with approximately one year to final maturity purchased at the beginning of each month and held for one full month.  At the end of the month, that issue is sold and rolled into a newly selected issue.

Indices do not incur expenses and are not available for investment.

*	Average Annual Total Return represents the average change in account value over the periods indicated.

3

PIA Short-Term Securities Fund
Expense Example – November 30, 2020
(Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the PIA Short-Term Securities Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (6/1/20 – 11/30/20).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is different from the Fund’s actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 6/1/20	Value 11/30/20	Period 6/1/20 – 11/30/20*
Actual	$1,000.00	$1,005.30	$1.96
Hypothetical (5% return before expenses)	$1,000.00	$1,023.05	$1.97

*
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 (days in most recent fiscal half-year) / 366 days to reflect the one-half year expense.  The annualized expense ratio of the Fund is 0.39%.

4

PIA Short-Term Securities Fund
Allocation of Portfolio Assets – November 30, 2020
(Unaudited)

Investments by Type
As a Percentage of Total Investments

5

PIA Short-Term Securities Fund
Schedule of Investments – November 30, 2020

Principal Amount		Value
CORPORATE BONDS 53.7%

Aerospace and Defense 0.5%
	General Dynamics Corp.
$950,000	0.594% (3 Month LIBOR USD
	+ 0.380%), due 5/11/21 (c)	$951,355

Agricultural Chemicals 0.3%
	Nutrien Ltd.
500,000	1.90%, due 5/13/23	516,736

Banks 8.4%
	Bank of Montreal
1,000,000	0.684% (3 Month LIBOR USD
	+ 0.460%), due 4/13/21 (c)	1,001,959
	Bank of New York Mellon Corp.
1,000,000	1.95%, due 8/23/22	1,029,274
	Bank of Nova Scotia
1,000,000	2.50%, due 1/8/21	1,002,323
	DBS Group Holdings Ltd.
1,000,000	2.85%, due 4/16/22 (a)	1,031,641
	KeyBank NA
500,000	3.30%, due 2/1/22	517,582
	Mitsubishi UFJ Financial
	Group, Inc.
2,000,000	2.623%, due 7/18/22	2,072,257
	MUFG Union Bank NA
500,000	3.15%, due 4/1/22	517,696
	National Bank of Canada
1,000,000	0.90% (1 Year CMT Rate
	+ 0.770%), due 8/15/23 (c)	1,007,496
	PNC Bank NA
500,000	2.232% (3 Month LIBOR USD
	+ 0.440%), due 7/22/22 (c)	506,223
	Royal Bank of Canada
1,000,000	0.604% (3 Month LIBOR USD
	+ 0.390%), due 4/30/21 (c)	1,001,545
2,000,000	0.50%, due 10/26/23	2,007,919
	Synchrony Financial
500,000	2.85%, due 7/25/22	516,597
	Toronto-Dominion Bank/The
500,000	0.75%, due 6/12/23	504,253
	Truist Bank
2,000,000	1.25%, due 3/9/23	2,039,374
	Wells Fargo Bank NA
2,000,000	2.082% (3 Month LIBOR USD
	+ 0.650%), due 9/9/22 (c)	2,026,351
		16,782,490
Beverages 0.1%
	PepsiCo, Inc.
300,000	0.40%, due 10/7/23	301,161

Biotechnology 1.5%
	Gilead Sciences, Inc.
3,000,000	0.75%, due 9/29/23	3,010,176

Building Materials 0.5%
	Carrier Global Corp.
1,000,000	1.923%, due 2/15/23 (a)	1,029,742

Chemicals 0.7%
	DuPont de Nemours, Inc.
500,000	2.169%, due 5/1/23	508,506
	LYB International
	Finance III LLC
1,000,000	1.23% (3 Month LIBOR USD
	+ 1.000%), due 10/1/23 (c)	1,001,195
		1,509,701
Commercial Finance 1.2%
	Aviation Capital Group LLC
2,000,000	1.175% (3 Month
	LIBOR USD + 0.950%),
	due 6/1/21 (a) (c)	1,979,110
500,000	0.884% (3 Month
	LIBOR USD + 0.670%),
	due 7/30/21 (a) (c)	491,625
		2,470,735

The accompanying notes are an integral part of these financial statements.

6

PIA Short-Term Securities Fund
Schedule of Investments – November 30, 2020 (continued)

Principal Amount		Value
Computers 0.3%
	Apple, Inc.
$570,000	0.75%, due 5/11/23	$577,209

Construction Machinery 0.9%
	John Deere Capital Corp.
1,700,000	2.30%, due 6/7/21	1,718,070

Consumer Finance 0.5%
	American Express Co.
1,000,000	0.75% (3 Month LIBOR USD
	+ 0.525%), due 5/17/21 (c)	1,001,794

Diversified Financial Services 1.5%
	Blackstone / GSO Secured
	Lending Fund
2,000,000	3.65%, due 7/14/23 (a)	2,065,125
	Intercontinental Exchange, Inc.
1,000,000	0.70%, due 6/15/23	1,005,776
		3,070,901
Diversified Manufacturing 1.3%
	Honeywell International, Inc.
500,000	2.15%, due 8/8/22	515,635
2,000,000	0.483%, due 8/19/22	2,003,432
		2,519,067
Electric – Integrated 7.9%
	American Electric
	Power Co., Inc.
2,000,000	0.68% (3 Month LIBOR USD
	+ 0.480%), due 11/1/23 (c)	2,001,833
	Consolidated Edison, Inc.
950,000	0.65%, due 12/1/23	949,829
	Dominion Energy, Inc.
2,813,000	2.715%, due 8/15/21 (d)	2,856,697
	DTE Energy Co.
435,000	0.55%, due 11/1/22	435,943
	Florida Power & Light Co.
2,000,000	0.602% (3 Month LIBOR USD
	+ 0.380%), due 7/28/23 (c)	2,000,842
	Georgia Power Co.
1,000,000	2.10%, due 7/30/23	1,045,057
	NextEra Energy Capital
	Holdings, Inc.
1,000,000	2.403%, due 9/1/21	1,015,678
	Pacific Gas and Electric Co.
5,000,000	1.75%, due 6/16/22	5,008,562
	Xcel Energy, Inc.
500,000	0.50%, due 10/15/23	501,054
		15,815,495
Electronics 0.2%
	Roper Technologies, Inc.
500,000	0.45%, due 8/15/22	500,659

Exploration & Production 0.8%
	Noble Energy, Inc.
1,500,000	3.90%, due 11/15/24	1,673,656

Financial Services 4.0%
	Ameriprise Financial, Inc.
1,000,000	3.00%, due 3/22/22	1,034,922
	Ares Capital Corp.
3,847,000	3.50%, due 2/10/23	4,015,788
	Charles Schwab Corp.
1,000,000	0.533% (3 Month LIBOR USD
	+ 0.320%), due 5/21/21 (c)	1,001,199
	TD Ameritrade Holding Corp.
1,000,000	0.644% (3 Month LIBOR USD
	+ 0.430%), due 11/1/21 (c)	1,003,291
	USAA Capital Corp.
1,000,000	2.625%, due 6/1/21 (a)	1,011,761
		8,066,961
Food and Beverage 0.8%
	Campbell Soup Co.
500,000	0.88% (3 Month LIBOR USD
	+ 0.630%), due 3/15/21 (c)	500,665

The accompanying notes are an integral part of these financial statements.

7

PIA Short-Term Securities Fund
Schedule of Investments – November 30, 2020 (continued)

Principal Amount		Value
Food and Beverage 0.8% (continued)
	General Mills, Inc.
$500,000	0.77% (3 Month LIBOR USD
	+ 0.540%), due 4/16/21 (c)	$500,894
	Mondelez International, Inc.
500,000	0.625%, due 7/1/22	502,057
		1,503,616
Food Miscellaneous 1.0%
	Nestle Holdings, Inc.
2,000,000	0.375%, due 1/15/24 (a)	1,998,267

Gas Distribution 1.5%
	Southern California Gas Co.
3,000,000	0.577% (3 Month LIBOR USD
	+ 0.350%), due 9/14/23 (c)	3,001,019

Health and Personal Care Stores 0.3%
	CVS Health Corp.
500,000	0.962% (3 Month LIBOR USD
	+ 0.720%), due 3/9/21 (c)	500,875

Investment Companies 2.5%
	Golub Capital BDC, Inc.
5,000,000	3.375%, due 4/15/24	5,037,203

Machinery Manufacturing 0.5%
	Ingersoll-Rand Global
	Holding Co. Ltd.
1,000,000	2.90%, due 2/21/21	1,005,340

Mass Merchants 0.5%
	Walmart, Inc.
1,000,000	0.453% (3 Month LIBOR USD
	+ 0.230%), due 6/23/21 (c)	1,001,309

Media 0.5%
	Fox Corp.
1,000,000	3.666%, due 1/25/22	1,037,711

Nondepository Credit Intermediation 1.0%
	Caterpillar Financial Services Corp.
2,000,000	0.45%, due 9/14/23	2,006,200

Oil Refining and Marketing 4.5%
	Phillips 66
500,000	0.833% (3 Month LIBOR USD
	+ 0.600%), due 2/26/21 (c)	500,048
5,000,000	0.84% (3 Month LIBOR USD
	+ 0.620%), due 2/15/24 (c)	5,004,649
	Valero Energy Corp.
2,500,000	1.40% (3 Month LIBOR USD
	+ 1.150%), due 9/15/23 (c)	2,501,343
1,000,000	1.20%, due 3/15/24	1,002,301
		9,008,341
Pharmaceuticals 4.3%
	AbbVie, Inc.
1,000,000	2.30%, due 11/21/22	1,035,591
	Bayer US Finance II LLC
1,000,000	0.855% (3 Month
	LIBOR USD + 0.630%),
	due 6/25/21 (a) (c)	1,002,344
	Bristol-Myers Squibb Co.
2,000,000	2.60%, due 5/16/22	2,067,952
	GlaxoSmithKline Capital Plc
2,000,000	0.571% (3 Month LIBOR USD
	+ 0.350%), due 5/14/21 (c)	2,002,671
500,000	0.534%, due 10/1/23	502,076
	Viatris, Inc.
2,000,000	1.125%, due 6/22/22 (a)	2,018,757
		8,629,391
Pipelines 0.3%
	Gray Oak Pipeline LLC
700,000	2.00%, due 9/15/23 (a)	706,030

Railroad 0.3%
	Union Pacific Corp.
500,000	2.95%, due 3/1/22	516,559

Software and Services 0.3%
	Equifax, Inc.
500,000	1.091% (3 Month LIBOR USD
	+ 0.870%), due 8/15/21 (c)	501,712

The accompanying notes are an integral part of these financial statements.

8

PIA Short-Term Securities Fund
Schedule of Investments – November 30, 2020 (continued)

Principal Amount		Value
Technology 1.0%
	PayPal Holdings, Inc.
$2,000,000	2.20%, due 9/26/22	$2,066,914

Tobacco 0.5%
	Philip Morris International, Inc.
1,000,000	1.125%, due 5/1/23	1,019,442

Transportation & Logistics 0.8%
	Ryder System, Inc.
1,000,000	2.875%, due 6/1/22	1,033,688
	United Parcel Service, Inc.
500,000	2.05%, due 4/1/21	503,040
		1,536,728
Travel & Lodging 0.5%
	Marriott International
1,000,000	0.898% (3 Month LIBOR USD
	+ 0.650%), due 3/8/21 (c)	999,644

Utilities 2.0%
	Consolidated Edison Co.
	of New York, Inc.
2,000,000	0.625% (3 Month LIBOR USD
	+ 0.400%), due 6/25/21 (c)	2,004,074
	Eversource Energy
1,900,000	2.50%, due 3/15/21	1,908,300
		3,912,374
Total Corporate Bonds
(cost $106,404,261)		107,504,583

ASSET-BACKED SECURITIES 0.6%

Other Asset-Backed Securities 0.6%
	ACC Trust, Series 2019-1, Class A
183,240	3.75%, due 5/20/22 (a)	184,181
	New York City Tax Lien,
	Series 2019-A, Class A
995,092	2.19%, due 11/10/32 (a)	1,009,413
Total Asset-Backed Securities
(cost $1,178,229)		1,193,594

MORTGAGE-BACKED SECURITIES 13.6%

Commercial Mortgage-Backed Securities 5.7%
	Cold Storage Trust
6,500,000	1.041% (1 Month
	LIBOR USD + 0.900%), due
	11/15/37, Series 2020-ICE5,
	Class A (a) (c)	6,519,961
	GS Mortgage Securities Trust
3,000,000	1.05% (1 Month
	LIBOR USD + 0.900%), due
	6/15/36, Series 2019-SOHO,
	Class A (a) (c)	2,975,556
2,000,000	2.141% (1 Month
	LIBOR USD + 2.000%), due
	11/15/37, Series 2020-TWN3,
	Class A (a) (c)	2,007,702
		11,503,219
U.S. Government Agencies 7.9%
	FHLMC ARM Pool (c)
77	3.453% (1 Year CMT
	Rate + 2.366%),
	due 2/1/22, #845113	78
2,797	2.874% (1 Year CMT
	Rate + 1.874%),
	due 10/1/22, #635206	2,810
246	3.650% (1 Year CMT
	Rate + 2.282%),
	due 6/1/23, #845755	246
61,943	2.401% (1 Year CMT
	Rate + 2.276%),
	due 1/1/25, #785726	61,989
108,045	2.375% (1 Year CMT
	Rate + 2.250%),
	due 10/1/34, #782784	114,011
25,788	3.548% (12 Month LIBOR
	USD + 1.875%),
	due 4/1/36, #847671	27,292

The accompanying notes are an integral part of these financial statements.

9

PIA Short-Term Securities Fund
Schedule of Investments – November 30, 2020 (continued)

Principal Amount		Value
U.S. Government Agencies 7.9% (continued)
	FHLMC Pool
$53,104	5.00%, due 10/1/38, #G04832	$61,689
967,448	3.50%, due 8/1/49, #SD8005	1,019,570
1,590,455	3.50%, due 9/1/49, #SD8011	1,676,515
2,899,856	3.50%, due 10/1/49, #SD8017	3,058,310
	FNMA ARM Pool (c)
10,506	2.415% (6 Month
	LIBOR USD + 2.165%),
	due 7/1/25, #555206	10,458
67,085	3.46% (1 Year CMT
	Rate + 2.167%),
	due 4/1/30, #562912	66,969
69,186	2.041% (12 Month
	LIBOR USD + 1.541%),
	due 10/1/33, #743454	69,703
226,729	2.125% (12 Month
	LIBOR USD + 1.750%),
	due 11/1/33, #755253	227,409
376,682	2.692% (1 Year CMT
	Rate + 2.295%),
	due 5/1/34, #AC5719	378,623
75,036	2.481% (12 Month
	LIBOR USD + 1.606%),
	due 7/1/34, #779693	75,374
46,998	1.91% (12 Month
	LIBOR USD + 1.410%),
	due 10/1/34, #795136	48,665
228,977	3.53% (12 Month
	LIBOR USD + 1.583%),
	due 1/1/36, #849264	229,872
189,260	2.23% (12 Month
	LIBOR USD + 1.730%),
	due 1/1/37, #906389	189,954
38,516	2.28% (12 Month
	LIBOR USD + 1.905%),
	due 3/1/37, #907868	38,485
225,737	2.39% (12 Month
	LIBOR USD + 2.015%),
	due 11/1/37, #953653	225,225
	FNMA Pool
172,121	5.00%, due 6/1/40, #AD5479	200,075
21,161	4.00%, due 11/1/41, #AJ3797	23,236
2,828,725	3.50%, due 1/1/49, #BN8491	2,985,703
237,429	3.50%, due 2/1/49, #MA3597	250,532
1,390,440	3.50%, due 6/1/49, #MA3686	1,464,215
213,321	3.50%, due 7/1/49, #MA3692	224,861
2,899,790	3.50%, due 12/1/49, #MA3872	3,058,421
		15,790,290
Total Mortgage-Backed Securities
(cost $27,030,568)		27,293,509

U.S. GOVERNMENT AGENCIES &
INSTRUMENTALITIES 31.3%

U.S. Treasury Notes
5,000,000	2.00%, due 1/15/21	5,011,426
6,500,000	2.25%, due 2/15/21	6,528,304
7,000,000	2.375%, due 3/15/21	7,046,688
2,000,000	2.375%, due 4/15/21	2,017,263
4,500,000	2.125%, due 8/15/21	4,564,658
4,000,000	2.00%, due 11/15/21	4,072,575
1,000,000	2.875%, due 11/15/21	1,026,426
5,000,000	2.50%, due 2/15/22	5,144,531
5,000,000	1.75%, due 5/15/22	5,117,969
7,000,000	1.625%, due 8/15/22	7,178,281
5,000,000	1.625%, due 11/15/22	5,145,410
9,500,000	1.625%, due 12/15/22	9,786,669
Total U.S. Government Agencies
& Instrumentalities
(cost $62,279,947)		62,640,200

The accompanying notes are an integral part of these financial statements.

10

PIA Short-Term Securities Fund
Schedule of Investments – November 30, 2020 (continued)

Shares	Value
MONEY MARKET FUND 1.7%
3,424,197	Fidelity Institutional Money
Market Government Portfolio –
Class I, 0.01% (b)	$3,424,197
Total Money Market Fund
(cost $3,424,197)	3,424,197
Total Investments
(cost $200,317,202)	100.9%	202,056,083
Liabilities less Other Assets	(0.9)%	(1,727,436)
TOTAL NET ASSETS	100.0%	$200,328,647

(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.” As of November 30, 2020, the value of these investments was $26,031,215 or 12.99% of total net assets.

(b)	Rate shown is the 7-day annualized yield as of November 30, 2020.
(c)	Variable or floating rate security based on a reference index and spread. The rate reported is the rate in effect as of November 30, 2020.
(d)
Step-up bond; pays one interest rate for a certain period and a higher rate thereafter.  The interest rate shown is the rate in effect as of November 30, 2020, and remains in effect until the bonds maturity date.

ARM – Adjustable Rate Mortgage
CMT – Constant Maturity Treasury
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
LIBOR – London Interbank Offered Rate

The accompanying notes are an integral part of these financial statements.

11

PIA Short-Term Securities Fund
Statement of Assets and Liabilities – November 30, 2020

Assets:
Investments in securities, at value (cost $200,317,202)	$202,056,083
Receivable for securities sold	5,689
Receivable for fund shares sold	96,841
Interest receivable	783,326
Prepaid expenses	23,655
Total assets	202,965,594

Liabilities:
Payable for fund shares redeemed	25,042
Payable for securities purchased	2,494,095
Investment advisory fees	28,830
Administration fees	10,828
Custody fees	2,487
Transfer agent fees and expenses	22,662
Fund accounting fees	15,106
Audit fees	21,200
Legal fees	884
Chief Compliance Officer fee	1,833
Accrued expenses	13,980
Total liabilities	2,636,947
Net Assets	$200,328,647

Net Assets Consist of:
Paid-in capital	$198,953,527
Total distributable earnings	1,375,120
Net Assets	$200,328,647

Net Asset Value, Offering Price and Redemption Price Per Share	$10.12

Shares Issued and Outstanding (Unlimited number of shares authorized, par value $0.01)	19,798,504

The accompanying notes are an integral part of these financial statements.

12

PIA Short-Term Securities Fund
Statement of Operations – Year Ended November 30, 2020

Investment Income:
Interest	$2,958,806
Other income	424
Total investment income	2,959,230

Expenses:
Investment advisory fees (Note 4)	365,854
Transfer agent fees and expenses (Note 4)	126,704
Fund accounting fees (Note 4)	87,408
Administration fees (Note 4)	55,354
Registration fees	26,764
Audit fees	21,200
Custody fees (Note 4)	17,896
Reports to shareholders	14,991
Trustees’ fees and expenses	14,417
Chief Compliance Officer fee (Note 4)	10,917
Legal fees	7,193
Miscellaneous	5,422
Insurance	3,406
Total expenses	757,526
Less: Fee waiver by adviser (Note 4)	(44,112)
Net expenses	713,414
Net investment income	2,245,816

Realized and Unrealized Gain on Investments:
Net realized gain on investments	176,926
Net change in unrealized appreciation/(depreciation) on investments	950,340
Net gain on investments	1,127,266
Net increase in net assets resulting from operations	$3,373,082

The accompanying notes are an integral part of these financial statements.

13

PIA Short-Term Securities Fund
Statements of Changes in Net Assets

	Year Ended	Year Ended
	November 30,	November 30,
	2020	2019
Increase in Net Assets From
Operations:
Net investment income	$2,245,816	$3,225,869
Net realized gain on investments	176,926	63,478
Net change in unrealized appreciation/(depreciation) on investments	950,340	1,521,271
Net increase in net assets resulting from operations	3,373,082	4,810,618

Dividends and Distributions to Shareholders:
Net dividends and distributions to shareholders	(2,540,206)	(3,233,638)
Total dividends and distributions	(2,540,206)	(3,233,638)

Capital Share Transactions:
Proceeds from shares sold	99,758,146	35,239,089
Distributions reinvested	2,401,264	2,868,310
Payment for shares redeemed	(66,144,172)	(41,532,894)
Net increase/(decrease) in net assets from capital share transactions	36,015,238	(3,425,495)
Total increase/(decrease) in net assets	36,848,114	(1,848,515)

Net Assets, Beginning of year	163,480,533	165,329,048
Net Assets, End of year	$200,328,647	$163,480,533

Transactions in Shares:
Shares sold	9,865,877	3,512,188
Shares issued on reinvestment of distributions	237,937	285,919
Shares redeemed	(6,546,719)	(4,144,473)
Net increase/(decrease) in shares outstanding	3,557,095	(346,366)

The accompanying notes are an integral part of these financial statements.

14

PIA Short-Term Securities Fund
Financial Highlights

	Year Ended November 30,
	2020	2019	2018	2017	2016
Per Share Operating Performance
(For a fund share outstanding throughout each year)

Net asset value, beginning of year	$10.07	$9.97	$10.00	$10.03	$10.00

Income From Investment Operations:
Net investment income	0.13	0.20	0.15	0.11	0.10
Net realized and unrealized gain/(loss) on investments	0.06	0.10	(0.03)	(0.03)	0.03
Total from investment operations	0.19	0.30	0.12	0.08	0.13

Less Distributions:
Distributions from net investment income	(0.14)	(0.20)	(0.15)	(0.11)	(0.10)
Total distributions	(0.14)	(0.20)	(0.15)	(0.11)	(0.10)

Net asset value, end of year	$10.12	$10.07	$9.97	$10.00	$10.03

Total Return	1.95%	3.04%	1.23%	0.85%	1.32%

Ratios/Supplemental Data:
Net assets, end of year (in 000’s)	$200,329	$163,481	$165,329	$171,521	$169,935
Ratio of expenses to average net assets:
Net of fee waivers	0.39%	0.39%	0.39%	0.39%	0.39%
Before fee waivers	0.42%	0.45%	0.42%	0.41%	0.41%
Ratio of net investment income to average net assets:
Net of fee waivers	1.23%	2.00%	1.53%	1.12%	1.02%
Before fee waivers	1.20%	1.94%	1.50%	1.10%	1.00%
Portfolio turnover rate	57%	48%	28%	46%	37%

The accompanying notes are an integral part of these financial statements.

15

PIA Short-Term Securities Fund
Notes to Financial Statements – November 30, 2020

Note 1 – Organization
The PIA Short-Term Securities Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

The investment objective of the Fund is to seek a high level of current income, consistent with low volatility of principal through investing in short-term investment grade debt securities.  The Fund commenced operations on April 22, 1994.

Note 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities Purchased on a When-Issued Basis – Delivery and payment for securities that have been purchased by the Fund on a forward-commitment or when-issued basis can take place up to a month or more after the transaction date.  During this period, such securities are subject to market fluctuations.  The Fund is required to hold and maintain until the settlement date, cash or other liquid assets in an amount sufficient to meet the purchase price.  The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the Fund’s net asset value if the Fund makes such purchases while remaining substantially fully invested.  In connection with the ability to purchase securities on a when-issued basis, the Fund may also enter into dollar rolls in which the Fund sells securities purchased on a forward-commitment basis and simultaneously contracts with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date.  As an inducement for the Fund to “rollover” its purchase commitments, the Fund receives negotiated amounts in the form of reductions of the purchase price of the commitment.  Dollar rolls are considered a form of leverage.

Federal Income Taxes – It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  The tax returns of the Funds prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Funds net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return.  The Fund identifies its major tax jurisdictions as U.S. federal and the state of Wisconsin; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – The Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory and custodian fees.  Expenses that are not directly attributable to the Fund are typically allocated among the PIA Funds in proportion to their respective net assets.  Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

16

PIA Short-Term Securities Fund
Notes to Financial Statements – November 30, 2020 (continued)

Securities Transactions and Investment Income – Security transactions are accounted for on a trade date basis. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective security using the effective interest method except for premiums on certain callable debt securities that are amortized to the earliest call date. Paydown gains and losses on mortgage-related and other asset-based securities are recorded as components of interest income on the Statement of Operations.

Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date.  The Fund distributes substantially all net investment income, if any, monthly and net realized gains, if any, annually.  All short-term capital gains are included in ordinary income for tax purposes.

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended November 30, 2020, there were no reclassifications between paid-in capital and distributable earnings.

Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred.  Based on experience, the Fund expects the risk of loss to be remote.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

Accounting Pronouncements – In March 2017, FASB issued Accounting Standards Update (“ASU”) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continue to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management has assessed changes and concluded these changes do not have a material impact on the Fund’s financial statements.

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (“LIBOR”) quotes by the UK Financial Conduct Authority. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Fund may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Fund’s financial statements and various filings.

17

PIA Short-Term Securities Fund
Notes to Financial Statements – November 30, 2020 (continued)

Events Subsequent to the Fiscal Year End – In preparing the financial statements as of November 30, 2020, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements. Management has determined there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

Note 3 – Securities Valuation
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in Level 2 of the fair value hierarchy.

Foreign Securities – Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

18

PIA Short-Term Securities Fund
Notes to Financial Statements – November 30, 2020 (continued)

Mortgage- and Asset-Backed Securities – Mortgage- and asset-backed securities are securities issued as separate tranches, or classes, of securities within each deal.  These securities are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models.  The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.  Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

U.S. Government Securities – U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. Government securities are typically categorized in Level 2 of the fair value hierarchy.

U.S. Government Agency Securities – U.S. Government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt securities are generally valued in a manner similar to U.S. Government securities.  Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using dealer quotations.  These securities are typically categorized in Level 2 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in Level 1 of the fair value hierarchy.

Short-Term Securities – Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.

Restricted Securities – The Fund may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult. At November 30, 2020, the Fund held securities issued pursuant to Rule 144A under the Securities Act of 1933. There were no other restricted investments held by the Fund at November 30, 2020.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from the Fund’s administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available, or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

19

PIA Short-Term Securities Fund
Notes to Financial Statements – November 30, 2020 (continued)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of November 30, 2020:

	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$—	$107,504,583	$—	$107,504,583
Asset-Backed Securities	—	1,193,594	—	1,193,594
Mortgage-Backed Securities	—	27,293,509	—	27,293,509
U.S. Government Agencies
and Instrumentalities	—	62,640,200	—	62,640,200
Total Fixed Income	—	198,631,886	—	198,631,886
Money Market Fund	3,424,197	—	—	3,424,197
Total Investments	$3,424,197	$198,631,886	$—	$202,056,083

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification.

In August 2018, the FASB issued Accounting Standard Update (“ASU”) 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. The Fund has adopted all applicable provisions of ASU 2018-13.

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain.  The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.  The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

Note 4 – Investment Advisory Fee and other Transactions with Affiliates
The Fund has an investment advisory agreement with Pacific Income Advisers, Inc. (“PIA” or the “Adviser”) pursuant to which the Adviser is responsible for providing investment management services to the Fund.  The Adviser furnishes all investment advice, office space and facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, PIA is entitled to a fee, computed daily and payable monthly.  The Fund pays fees calculated at an annual rate of 0.20% based upon the average daily net assets of the Fund.  For the year ended November 30, 2020, the Fund incurred $365,854 in advisory fees.

The Fund is responsible for its own operating expenses. The Adviser has contractually agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses (excluding acquired fund fees and expenses) to 0.39% of the average daily net assets. Any such

20

PIA Short-Term Securities Fund
Notes to Financial Statements – November 30, 2020 (continued)

reduction made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the year ended November 30, 2020, the Adviser reduced its fees and/or absorbed Fund expenses in the amount of $44,112; no amounts were reimbursed to the Adviser. The Adviser may recapture portions of the amounts shown below no later than the corresponding dates:

Date	Amount
11/30/21	$51,909
11/30/22	88,829
11/30/23	44,112
$184,850

Fund Services serves as the Fund’s administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Fund.  The Custodian is an affiliate of Fund Services.  Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees.  The officers of the Trust, including the Chief Compliance Officer, are employees of Fund Services. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the year ended November 30, 2020, are disclosed in the Statement of Operations.

The Fund has entered into agreements with various brokers, dealers and financial intermediaries to compensate them for transfer agent services that would otherwise be executed by Fund Services. These sub-transfer agent services include pre-processing and quality control of new accounts, maintaining detailed shareholder account records, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. The Fund expensed $55,181 of sub-transfer agent fees during the year ended November 30, 2020. These fees are included in the transfer agent fees and expenses amount disclosed in the Statement of Operations.

Quasar Distributors, LLC (“Quasar” or the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  Effective March 31, 2020, Foreside Financial Group, LLC (“Foreside”) acquired Quasar from U.S. Bancorp.  As a result of the acquisition, Quasar became a wholly-owned broker-dealer subsidiary of Foreside and is no longer affiliated with U.S. Bancorp.  The Board of Trustees of the Fund’s has approved a new Distribution Agreement to enable Quasar to continue serving as the Fund’s Distributor.

21

PIA Short-Term Securities Fund
Notes to Financial Statements – November 30, 2020 (continued)

Note 5 – Purchases and Sales of Securities
For the year ended November 30, 2020, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

Non-Government		Government
Purchases	Sales	Purchases	Sales
$69,557,357	$42,581,528	$61,359,331	$55,458,303

Note 6 – Line of Credit
The Fund has a line of credit in the amount of $15,000,000.  The line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Fund’s custodian, U.S. Bank N.A.  The Fund did not draw upon its line of credit during the year ended November 30, 2020.

Note 7 – Federal Income Tax Information
The tax character of distributions paid during the years ended November 30, 2020 and November 30, 2019 are as follows:

	November 30, 2020	November 30, 2019
Ordinary income	$2,540,206	$3,233,638

As of November 30, 2020, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments (a)	$200,317,202
Gross unrealized appreciation	1,796,788
Gross unrealized depreciation	(57,907)
Net unrealized appreciation (a)	1,738,881
Undistributed ordinary income	35,964
Undistributed long-term capital gains	—
Total distributable earnings	35,964
Other accumulated losses	(399,725)
Total accumulated earnings/(losses)	$1,375,120

(a)	The book-basis and tax-basis net unrealized appreciation are the same.

The Fund had tax capital losses which may be carried over to offset future gains.  Such losses expire as follows:

Short-Term Indefinite	Long-Term Indefinite	Total
$202,116	$197,609	$399,725

22

PIA Short-Term Securities Fund
Notes to Financial Statements – November 30, 2020 (continued)

Note 8 – Principal Risks
Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return.  The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.

•
Market and Regulatory Risk. Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. The Fund’s investments may decline in value due to factors affecting individual issuers (such as the results of supply and demand), or sectors within the securities markets. The value of a security or other investment also may go up or down due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in interest rates or exchange rates, or adverse investor sentiment generally. In addition, unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

•
U.S. Government Securities Risk.  Some U.S. Government securities, such as Treasury bills, notes, and bonds and mortgage-backed securities guaranteed by the Government National Mortgage Association (Ginnie Mae), are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others are supported only by the credit of the issuing agency, instrumentality, or enterprise. Although U.S. Government-sponsored enterprises may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, and their securities are not issued by the U.S. Treasury, their obligations are not supported by the full faith and credit of the U.S. Government, and so investments in their securities or obligations issued by them involve greater risk than investments in other types of U.S. Government securities. In addition, certain governmental entities have been subject to regulatory scrutiny regarding their accounting policies and practices and other concerns that may result in legislation, changes in regulatory oversight and/or other consequences that could adversely affect the credit quality, availability or investment character of securities issued or guaranteed by these entities.

•
Counterparty Risk.  Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund.  Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not.  A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund.

•
Interest Rate Risk.  The value of the Fund’s investments in fixed-income securities will change based on changes in interest rates.  If interest rates increase, the value of these investments generally declines.  Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.

•	Credit Risk. The issuers of the bonds and other debt securities held by the Fund may not be able to make interest or principal payments.

23

PIA Short-Term Securities Fund
Notes to Financial Statements – November 30, 2020 (continued)

•
Prepayment Risk.  Issuers of securities held by the Fund may be able to prepay principal due on these securities, particularly during periods of declining interest rates.  Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise.  When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield.  Prepayment risk is a major risk of mortgage-backed securities.

•
Extension Risk.  An issuer may pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected.  This may happen during a period of rising interest rates.  Under these circumstances, the value of the obligation will decrease.

•
Risks Associated with Asset-Backed Securities.  These include Market and Regulatory Risk, Interest Rate Risk, Credit Risk, Prepayment Risk and Extension Risk (each described above).  Asset-backed securities may decline in value when defaults on the underlying assets occur and may exhibit additional volatility in periods of changing interest rates.

•
Risks Associated with Mortgage-Backed Securities.  These include Market and Regulatory Risk, Interest Rate Risk, Credit Risk, Prepayment Risk and Extension Risk (each described above) as well as the risk that the structure of certain mortgage-backed securities may make their reaction to interest rates and other factors difficult to predict, making their prices very volatile.  In particular, events related to the U.S. housing market in recent years had a severe negative impact on the value of some mortgage-backed securities and resulted in an increased risk associated with investments in the securities.

•
Liquidity Risk. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the Fund’s ability to sell a holding at a suitable price.

•
Rule 144A Securities Risk.  The market for Rule 144A securities typically is less active than the market for publicly-traded securities.  Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these securities.

•
Adjustable Rate and Floating Rate Securities Risks.  Although adjustable and floating rate debt securities tend to be less volatile than fixed-rate debt securities, they nevertheless fluctuate in value.

•
High Yield Securities Risk.  Securities with ratings lower than BBB- or Baa3 are known as “high yield” securities (commonly known as “junk bonds”). High yield securities typically carry higher coupon rates than investment grade securities, but also are considered as speculative and may be subject to greater market price fluctuations, less liquidity and greater risk of loss of income or principal including greater possibility of default and bankruptcy of the issuer of such instruments than more highly rated bonds and loans.

Note 9 – Control Ownership
The beneficial ownership, either directly or indirectly of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of November 30, 2020, Capinco C/O U.S. Bank NA, for the benefit of their customers, owned 41.54% of the outstanding shares of the Fund.

24

PIA Short-Term Securities Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees
Advisors Series Trust and
Shareholders of
PIA Short-Term Securities Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the PIA Short-Term Securities Fund, a series of Advisors Series Trust (the “Trust”), including the schedule of investments, as of November 30, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”).  In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.  We have served as the auditor of one or more of the funds in the Trust since 2003.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.  Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks.  Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  Our procedures included confirmation of securities owned as of November 30, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures.  We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
January 29, 2021

25

PIA Short-Term Securities Fund
Notice to Shareholders – November 30, 2020
(Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-251-1970, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-251-1970.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-PORT
The Fund files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov. Information included in the Fund’s Form N-PORT is also available by calling 1-800-251-1970.

Householding
In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other regulatory documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-251-1970 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

26

PIA Short-Term Securities Fund
Statement Regarding Liquidity Risk Management Program
(Unaudited)

The Fund has adopted a liquidity risk management program (the “program”). The Board has designated a committee at the Adviser to serve as the administrator of the program. The Adviser’s committee conducts the day-to-day operation of the program pursuant to policies and procedures administered by the committee.

Under the program, the Adviser’s committee manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. The committee’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by the committee regarding the operation and effectiveness of the program for the period June 1, 2019 through June 30, 2020. No significant liquidity events impacting the Fund were noted in the report. In addition, the committee provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

27

PIA Short-Term Securities Fund
Information About Trustees and Officers
(Unaudited)

This chart provides information about the Trustees and Officers who oversee the Funds. Officers elected by the Trustees manage the day-to-day operations of the Funds and execute policies formulated by the Trustees.

				Number of	Other
				Portfolios in	Directorships
		Term of Office		Fund Complex	Held During
Name, Address	Position Held	and Length of	Principal Occupation	Overseen by	Past Five
and Age	with the Trust	Time Served*	During Past Five Years	Trustee(2)	Years(3)

Independent Trustees(1)

Gail S. Duree	Trustee	Indefinite term;	Director, Alpha Gamma	6	Trustee,
(age 74)		since	Delta Housing Corporation		Advisors Series
615 E. Michigan Street		March 2014.	(collegiate housing		Trust (for series
Milwaukee, WI 53202			management) (2012 to		not affiliated
			July 2019); Trustee and Chair		with the Fund).
(2000 to 2012), New Covenant
Mutual Funds (1999 to 2012);
Director and Board Member,
Alpha Gamma Delta
Foundation (philanthropic
organization) (2005 to 2011).

David G. Mertens	Trustee	Indefinite term;	Partner and Head of Business	6	Trustee,
(age 60)		since	Development Ballast Equity		Advisors Series
615 E. Michigan Street		March 2017.	Management, LLC (a privately-		Trust (for series
Milwaukee, WI 53202			held investment advisory firm)		not affiliated
			(February 2019 to present);		with the Fund).
Managing Director and Vice
President, Jensen Investment
Management, Inc. (a privately-
held investment advisory firm)
(2002 to 2017).

Joe D. Redwine	Trustee	Indefinite term;	Retired; formerly Manager,	6	Trustee,
(age 73)		since	President, CEO, U.S. Bancorp		Advisors Series
615 E. Michigan Street		September 2008.	Fund Services, LLC and its		Trust (for series
Milwaukee, WI 53202			predecessors (May 1991 to		not affiliated
			July 2017).		with the Fund).

28

PIA Short-Term Securities Fund
Information About Trustees and Officers (continued)
(Unaudited)

				Number of	Other
				Portfolios in	Directorships
		Term of Office		Fund Complex	Held During
Name, Address	Position Held	and Length of	Principal Occupation	Overseen by	Past Five
and Age	with the Trust	Time Served*	During Past Five Years	Trustee(2)	Years(3)

Raymond B. Woolson	Chairman	Indefinite term;	President, Apogee Group,	6	Trustee,
(age 61)	of the	since	Inc. (financial consulting firm)		Advisors Series
615 E. Michigan Street	Board	January 2020.	(1998 to present).		Trust (for series
Milwaukee, WI 53202					not affiliated
	Trustee	Indefinite term;			with the Fund);
		since			Independent
		January 2016.			Trustee,
DoubleLine
Funds Trust (an
open-end
investment
company with
19 portfolios),
DoubleLine
Opportunistic
Credit Fund,
DoubleLine
Selective Credit
Fund and
DoubleLine
Income
Solutions Fund,
from 2010
to present.

29

PIA Short-Term Securities Fund
Information About Trustees and Officers (continued)
(Unaudited)

Term of Office
Name, Address	Position Held	and Length of	Principal Occupation
and Age	with the Trust	Time Served	During Past Five Years

Officers

Jeffrey T. Rauman	President,	Indefinite term;	Senior Vice President, Compliance and Administration,
(age 51)	Chief	since	U.S. Bank Global Fund Services (February 1996 to present).
615 E. Michigan Street	Executive	December 2018.
Milwaukee, WI 53202	Officer and
Principal
Executive
Officer

Cheryl L. King	Vice President,	Indefinite term;	Vice President, Compliance and Administration,
(age 59)	Treasurer and	since	U.S. Bank Global Fund Services (October 1998 to present).
615 E. Michigan Street	Principal	December 2007.
Milwaukee, WI 53202	Financial
Officer

Kevin J. Hayden	Assistant	Indefinite term;	Vice President, Compliance and Administration,
(age 49)	Treasurer	since	U.S. Bank Global Fund Services (June 2005 to present).
615 E. Michigan Street		September 2013.
Milwaukee, WI 53202

Richard R. Conner	Assistant	Indefinite term;	Assistant Vice President, Compliance and Administration,
(age 38)	Treasurer	since	U.S. Bank Global Fund Services (July 2010 to present).
615 E. Michigan Street		December 2018.
Milwaukee, WI 53202

Michael L. Ceccato	Vice President,	Indefinite term;	Senior Vice President, U.S. Bank Global Fund Services and
(age 63)	Chief	since	Vice President, U.S. Bank N.A. (February 2008 to present).
615 E. Michigan Street	Compliance	September 2009.
Milwaukee, WI 53202	Officer and
AML Officer

30

PIA Short-Term Securities Fund
Information About Trustees and Officers (continued)
(Unaudited)

Term of Office
Name, Address	Position Held	and Length of	Principal Occupation
and Age	with the Trust	Time Served	During Past Five Years

Elaine E. Richards, Esq.	Vice President	Indefinite term;	Senior Vice President, U.S. Bank Global Fund Services
(age 52)	and	since	(July 2007 to present).
2020 East Financial Way,	Secretary	September 2019.
Suite 100
Glendora, CA 91741

*
The Trustees have designated a mandatory retirement age of 75, such that each Trustee, serving as such on the date he or she reaches the age of 75, shall submit his or her resignation not later than the last day of the calendar year in which his or her 75th birthday occurs (“Retiring Trustee”). Upon request, the Board may, by vote of a majority of Trustees eligible to vote on such matter, determine whether or not to extend such Retiring Trustee’s term and on the length of a one-time extension of up to three additional years.

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
As of November 30, 2020, the Trust was comprised of 34 active portfolios managed by unaffiliated investment advisers.  The term “Fund Complex” applies only to the Fund and the PIA BBB Bond Fund, the PIA High Yield (MACS) Fund, the PIA MBS Fund, the PIA Short Duration Fund, and the PIA High Yield Fund.  The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor does it share the same investment adviser with any other series.

(3)
“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended, (that is, “public companies”) or other investment companies registered under the 1940 Act.

The Statement of Additional Information includes additional information about the Fund’s Trustees and Officers and is available, without charge, upon request by calling 1-800-251-1970.

31

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•  Information we receive about you on applications or other forms;

•  Information you give us orally; and/or

•  Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Adviser
Pacific Income Advisers, Inc.
1299 Ocean Avenue, Suite 210
Santa Monica, CA  90401

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(800) 251-1970

Custodian
U.S. Bank N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA  19102

Legal Counsel
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, NY  10019

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

PIA Funds

PIA High Yield Fund
Institutional Class

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (defined herein) or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically through the Fund’s website.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held within the fund complex and may apply to all funds held through your financial intermediary.

Annual Report

November 30, 2020

PIA High Yield Fund

Dear Shareholder:

We are pleased to provide you with this report for the period from December 1, 2019 through November 30, 2020, regarding the PIA High Yield Fund (the “Fund”) for which Pacific Income Advisers, Inc. (“PIA”), is the investment adviser.

The Fund outperformed its benchmark, the Bloomberg Barclays U.S. Corporate High-Yield Index (the “Index”), returning 8.36%, after fees and expenses, for the year ended November 30, 2020, versus 7.24% for the Index.

As stated in the current prospectus, the Fund’s gross expense ratio is 1.04%, and the Fund’s net expense ratio is 0.87%. PIA has temporarily agreed to waive all or a portion of its management fees and pay Fund expenses to ensure that Total Annual Fund Operating Expenses After Fee Waiver (excluding acquired fund fees and expenses) do not exceed 0.86% of the Fund’s average daily net assets, through at least March 30, 2021. The net expense is what the investor has paid.

The Fund’s primary objective is to seek a high level of current income. The Fund’s secondary objective is to seek capital growth when that is consistent with its primary objective. The Fund outperformed the Index over the year ended November 30, 2020, largely attributable to security selection.

Lloyd McAdams
Chairman of the Board
Pacific Income Advisers, Inc.

1

PIA High Yield Fund

Past performance is not a guarantee of future results.

Opinions expressed above are those of Pacific Income Advisers, Inc., the Fund’s investment adviser, are subject to change, are not guaranteed, should not be considered recommendations to buy or sell any security and should not be considered investment advice.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  The Fund may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  These risks may increase for emerging markets.  Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.  The Fund may invest in derivatives, which may involve risks greater than the risks presented by more traditional investments.  The risk of owning an exchange-traded fund (“ETF”) or mutual fund generally reflects the risks of owning the underlying securities that the ETF or mutual fund holds.  It will also bear additional expenses, including operating expenses, brokerage costs and the potential duplication of management fees.

The Bloomberg Barclays U.S. Corporate High-Yield Index measures the market of USD-denominated, non-investment grade, fixed rate, taxable corporate bonds.  Securities are classified as high yield if the middle rating of Moody’s Investors Service, Inc., Fitch Ratings, Inc., and Standard & Poor’s Ratings Services is Ba1/BB+/BB+ or below after dropping the highest and lowest available ratings.  The index excludes emerging markets debt.

You cannot invest directly in an index.

Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential.  Bond rating services are provided by Standard & Poor’s Ratings Services, Moody’s Investors Service, Inc., and Fitch Ratings, Inc.  Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default). In limited situations when the rating agency has not issued a formal rating, the investment adviser will classify the security as non-rated.

Please refer to the schedule of investments in the report for complete holdings information.  Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

Quasar Distributors, LLC, Distributor

2

PIA High Yield Fund

Comparison of the change in value of a $10,000 investment in the
PIA High Yield Fund vs the Bloomberg Barclays U.S. Corporate High-Yield Index

			Since Inception
Average Annual Total Return*	1 Year	5 Year	(12/31/10)
PIA High Yield Fund	8.36%	6.77%	6.23%
Bloomberg Barclays U.S. Corporate High-Yield Index	7.24%	7.63%	6.66%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-800-251-1970.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund on its inception date, December 31, 2010.

Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect.  In the absence of fee waivers,  returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  This chart does not imply any future performance.

The Bloomberg Barclays U.S. Corporate High-Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds.  Securities are classified as high yield if the middle rating of Moody’s Investors Service, Inc., Fitch Ratings, Inc., and Standard & Poor’s Ratings Services is Ba1/BB+/BB+ or below after dropping the highest and lowest available ratings.  The index excludes emerging markets debt.

Indices do not incur expenses and are not available for investment

*	Average Annual Total Return represents the average change in account value over the periods indicated.

3

PIA High Yield Fund
Expense Example – November 30, 2020
(Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the PIA High Yield Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (6/1/20 – 11/30/20).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is different from the Fund’s actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 6/1/20	Value 11/30/20	Period 6/1/20 – 11/30/20*
Actual	$1,000.00	$1,156.40	$4.64
Hypothetical (5% return before expenses)	$1,000.00	$1,020.70	$4.34

*
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 (days in most recent fiscal half-year) / 366 days to reflect the one-half year expense. The annualized expense ratio of the Fund is 0.86%.

4

PIA High Yield Fund
Allocation of Portfolio Assets – November 30, 2020
(Unaudited)

Investments by Sector
As a Percentage of Total Investments

5

PIA High Yield Fund
Schedule of Investments – November 30, 2020

Principal Amount		Value
CORPORATE BONDS 95.0%

Advertising 1.0%
	Clear Channel International BV
$550,000	6.625%, due 8/1/25 (a)	$575,438

Aerospace/Defense 2.0%
	F-Brasile SpA / F-Brasile US LLC
600,000	7.375%, due 8/15/26 (a)	550,500
	Triumph Group, Inc.
75,000	8.875%, due 6/1/24 (a)	82,828
550,000	7.75%, due 8/15/25	480,563
		1,113,891
Auto Manufacturers 1.1%
	PM General Purchaser LLC
550,000	9.50%, due 10/1/28 (a)	600,188

Auto Parts & Equipment 1.9%
	Clarios Global LP
500,000	6.75%, due 5/15/25 (a)	538,600
	Dealer Tire LLC / DT Issuer LLC
500,000	8.00%, due 2/1/28 (a)	515,000
		1,053,600
Auto Parts Manufacturing 0.8%
	Truck Hero, Inc.
400,000	8.50%, due 4/21/24 (a)	425,958

Building Materials 2.8%
	Core & Main Holdings LP
550,000	8.625% Cash or 9.375%
	PIK, due 9/15/24 (a) (c)	564,839
	CP Atlas Buyer, Inc.
200,000	7.00%, due 12/1/28 (a)	207,375
	Northwest Hardwoods, Inc.
400,000	7.50%, due 8/1/21 (a) (d)	104,000
	NWH Escrow Corp.
400,000	7.50%, due 8/1/21 (a) (d)	104,000
	SRM Escrow Issuer LLC
550,000	6.00%, due 11/1/28 (a)	571,656
		1,551,870
Chemicals 6.2%
	Consolidated Energy Finance SA
410,000	6.875%, due 6/15/25 (a)	403,167
200,000	6.50%, due 5/15/26 (a)	194,040
	CSTN Merger Sub, Inc.
600,000	6.75%, due 8/15/24 (a)	558,687
	Innophos Holdings, Inc.
500,000	9.375%, due 2/15/28 (a)	550,313
	Koppers, Inc.
550,000	6.00%, due 2/15/25 (a)	568,218
	Methanex Corp.
550,000	5.125%, due 10/15/27	579,562
	Neon Holdings, Inc.
550,000	10.125%, due 4/1/26 (a)	585,750
		3,439,737
Commercial Services 1.9%
	APX Group, Inc.
100,000	8.50%, due 11/1/24	105,990
315,000	6.75%, due 2/15/27 (a)	340,593
	Nielsen Finance LLC /
	Nielsen Finance Co.
550,000	5.625%, due 10/1/28 (a)	587,304
		1,033,887
Construction Machinery 1.2%
	Capitol Investment
	Merger Sub 2 LLC
600,000	10.00%, due 8/1/24 (a)	640,811

Consumer Cyclical Services 2.0%
	CoreCivic, Inc.
550,000	4.75%, due 10/15/27	466,125
	Photo Holdings Merger Sub, Inc.
620,000	8.50%, due 10/1/26 (a)	624,166
		1,090,291

The accompanying notes are an integral part of these financial statements.

6

PIA High Yield Fund
Schedule of Investments – November 30, 2020 (continued)

Principal Amount		Value
Consumer Services 3.0%
	Carriage Services, Inc.
$525,000	6.625%, due 6/1/26 (a)	$557,414
	Cimpress Plc
650,000	7.00%, due 6/15/26 (a)	670,189
	Quad Graphics, Inc.
500,000	7.00%, due 5/1/22	436,758
		1,664,361
Containers and Packaging 4.2%
	Matthews International Corp.
550,000	5.25%, due 12/1/25 (a)	535,505
	Pactiv LLC
500,000	8.375%, due 4/15/27	559,280
	Plastipak Holdings, Inc.
680,000	6.25%, due 10/15/25 (a)	701,675
	Trident TPI Holdings, Inc.
500,000	6.625%, due 11/1/25 (a)	501,823
		2,298,283
Diversified Manufacturing 0.4%
	FXI Holdings, Inc.
197,000	12.25%, due 11/15/26 (a)	222,455

Engineering & Construction 2.4%
	New Enterprise Stone
	& Lime Co., Inc.
600,000	6.25%, due 3/15/26 (a)	619,875
	PowerTeam Services LLC
650,000	9.033%, due 12/4/25 (a)	715,406
		1,335,281
Entertainment 1.0%
	Powdr Corp.
550,000	6.00%, due 8/1/25 (a)	574,228

Environmental Control 1.1%
	Tervita Corp.
600,000	11.00%, due 12/1/25 (a)	624,126

Financial Services 0.4%
	Arrow Bidco LLC
225,000	9.50%, due 3/15/24 (a)	197,133

Food and Beverage 4.9%
	Clearwater Seafoods, Inc.
630,000	6.875%, due 5/1/25 (a)	660,645
	Dean Foods Co.
600,000	6.50%, due 3/15/23 (a) (d)	5,127
	Dole Food Co., Inc.
525,000	7.25%, due 6/15/25 (a)	533,476
	H-Food Holdings LLC /
	Hearthside Finance Co., Inc.
500,000	8.50%, due 6/1/26 (a)	515,488
	Sigma Holdco BV
600,000	7.875%, due 5/15/26 (a)	601,389
	Simmons Foods, Inc.
343,000	7.75%, due 1/15/24 (a)	359,685
		2,675,810
Food Wholesale/Distribution 2.1%
	United Natural Foods, Inc.
550,000	6.75%, due 10/15/28 (a)	571,313
	US Foods, Inc.
550,000	6.25%, due 4/15/25 (a)	585,683
		1,156,996
Forest and Paper
Products Manufacturing 1.0%
	Schweitzer-Mauduit
	International, Inc.
550,000	6.875%, due 10/1/26 (a)	584,480

Hardware 0.7%
	Everi Payments Inc.
374,000	7.50%, due 12/15/25 (a)	385,648

Healthcare – Products 1.2%
	Varex Imaging Corp.
650,000	7.875%, due 10/15/27 (a)	668,122

Healthcare – Services 1.8%
	Hadrian Merger Sub, Inc.
600,000	8.50%, due 5/1/26 (a)	614,136
	Providence Service Corp.
150,000	5.875%, due 11/15/25 (a)	159,487

The accompanying notes are an integral part of these financial statements.

7

PIA High Yield Fund
Schedule of Investments – November 30, 2020 (continued)

Principal Amount		Value
Healthcare – Services 1.8% (continued)
	Syneos Health, Inc.
$250,000	3.625%, due 1/15/29 (a)	$252,344
		1,025,967
Home Improvement 1.1%
	Apex Tool Group LLC/BC
	Mountain Finance, Inc.
600,000	9.00%, due 2/15/23 (a)	579,000

Industrial – Other 2.0%
	Brand Energy &
	Infrastructure Services, Inc.
500,000	8.50%, due 7/15/25 (a)	498,750
	Cleaver-Brooks, Inc.
625,000	7.875%, due 3/1/23 (a)	621,028
		1,119,778
Lumber & Other Building
Material Dealers 0.7%
	WESCO Distribution, Inc.
350,000	7.25%, due 6/15/28 (a)	393,696

Machinery Manufacturing 4.2%
	Granite US Holdings Corp.
450,000	11.00%, due 10/1/27 (a)	497,250
	JPW Industries Holding Corp.
590,000	9.00%, due 10/1/24 (a)	566,400
	MAI Holdings, Inc.
600,000	9.50%, due 6/1/23 (a) (e)	126,000
	Titan Acquisition Ltd. /
	Titan Co-Borrower LLC
600,000	7.75%, due 4/15/26 (a)	624,000
	Titan International, Inc.
557,000	6.50%, due 11/30/23	511,685
		2,325,335
Manufactured Goods 3.7%
	FXI Holdings, Inc.
634,000	7.875%, due 11/1/24 (a)	637,170
	Grinding Media Inc./ MC
	Grinding Media Canada, Inc.
700,000	7.375%, due 12/15/23 (a)	714,294
	Park-Ohio Industries, Inc.
660,000	6.625%, due 4/15/27	671,312
		2,022,776
Media Entertainment 3.0%
	Diamond Sports Group LLC /
	Diamond Sports Finance Co.
620,000	5.375%, due 8/15/26 (a)	481,663
	Getty Images, Inc.
565,000	9.75%, due 3/1/27 (a)	592,436
	Meredith Corp.
275,000	6.50%, due 7/1/25 (a)	294,422
300,000	6.875%, due 2/1/26	298,687
		1,667,208
Media Non-Cable 1.0%
	R.R. Donnelley & Sons Co.
550,000	6.50%, due 11/15/23	532,755

Metals and Mining 4.6%
	Harsco Corp.
600,000	5.75%, due 7/31/27 (a)	635,637
	Rain CII Carbon LLC/
	CII Carbon Corp.
650,000	7.25%, due 4/1/25 (a)	647,150
	SunCoke Energy Partners LP/
	SunCoke Energy Partners
	Finance Corp.
700,000	7.50%, due 6/15/25 (a)	690,813
	TMS International Holding Corp.
580,000	7.25%, due 8/15/25 (a)	575,650
		2,549,250
Midstream 1.0%
	Rockpoint Gas Storage
	Canada Ltd.
550,000	7.00%, due 3/31/23 (a)	530,406

The accompanying notes are an integral part of these financial statements.

8

PIA High Yield Fund
Schedule of Investments – November 30, 2020 (continued)

Principal Amount		Value
Oil and Gas Services 3.9%
	Archrock Partners LP / Archrock
	Partners Finance Corp.
$425,000	6.875%, due 4/1/27 (a)	$442,616
100,000	6.25%, due 4/1/28 (a)	103,358
	CVR Energy, Inc.
500,000	5.25%, due 2/15/25 (a)	440,938
	Sunoco LP/Sunoco Finance Corp.
550,000	5.50%, due 2/15/26	572,239
	USA Compression Partners LP/
	USA Compression Finance Corp.
315,000	6.875%, due 4/1/26	326,521
250,000	6.875%, due 9/1/27	262,222
		2,147,894
Other Industrial 1.1%
	Algeco Global Finance Plc
600,000	8.00%, due 2/15/23 (a)	612,368

Packaging 1.1%
	Mauser Packaging Solutions
	Holding Co.
620,000	5.50%, due 4/15/24 (a)	628,655

Paper 2.0%
	Clearwater Paper Corp.
500,000	4.75%, due 8/15/28 (a)	521,563
	Mercer International, Inc.
560,000	5.50%, due 1/15/26	562,450
		1,084,013
Pipelines 3.3%
	Genesis Energy LP / Genesis
	Energy Finance Corp.
500,000	7.75%, due 2/1/28	460,470
	Martin Midstream Partners LP /
	Martin Midstream Finance Corp.
300,000	11.50%, due 2/28/25 (a)	285,000
	Summit Midstream Holdings, LLC
700,000	5.50%, due 8/15/22	574,000
	TransMontaigne Partners LP/
	TLP Finance Corp.
500,000	6.125%, due 2/15/26	511,780
		1,831,250
Publishing and Broadcasting 3.0%
	Salem Media Group, Inc.
480,000	6.75%, due 6/1/24 (a)	422,400
	Townsquare Media, Inc.
645,000	6.50%, due 4/1/23 (a)	628,001
	Urban One, Inc.
575,000	8.75%, due 12/15/22 (a)	557,750
		1,608,151
Rail Transportation 1.0%
	Watco Cos. LLC /
	Watco Finance Corp.
500,000	6.50%, due 6/15/27 (a)	530,937

Real Estate 0.8%
	GEO Group, Inc.
500,000	5.125%, due 4/1/23	432,813

REITs – Storage 1.0%
	Iron Mountain, Inc.
550,000	5.00%, due 7/15/28 (a)	571,318

Retail – Consumer Discretionary 1.1%
	Hillman Company, Inc.
600,000	6.375%, due 7/15/22 (a)	597,579

Retail – Office Supplies 1.2%
	Staples, Inc.
500,000	7.50%, due 4/15/26 (a)	503,960
150,000	10.75%, due 4/15/27 (a)	141,188
		645,148
Security Services 0.8%
	Allied Universal Holdco LLC /
	Allied Universal Finance Corp.
400,000	6.625%, due 7/15/26 (a)	430,500

The accompanying notes are an integral part of these financial statements.

9

PIA High Yield Fund
Schedule of Investments – November 30, 2020 (continued)

Principal Amount
Shares		Value
Software and Services 1.4%
	Donnelley Financial
	Solutions, Inc.
$550,000	8.25%, due 10/15/24	$586,380
	Exela Intermediate LLC/
	Exela Finance, Inc.
600,000	10.00%, due 7/15/23 (a)	182,250
		768,630
Supermarkets 0.8%
	KeHE Distributors LLC /
	KeHE Finance Corp.
400,000	8.625%, due 10/15/26 (a)	438,938

Technology 0.8%
	Granite Merger Sub 2, Inc.
400,000	11.00%, due 7/15/27 (a)	440,174

Telecommunications 1.0%
	Plantronics, Inc.
550,000	5.50%, due 5/31/23 (a)	553,088

Transportation and Logistics 0.6%
	J.B. Poindexter & Co., Inc.
315,000	7.125%, due 4/15/26 (a)	335,081

Transportation Services 1.1%
	LBC Tank Terminals Holding
600,000	6.875%, due 5/15/23 (a)	601,875

Utilities 1.1%
	Superior Plus LP / Superior
	General Partner, Inc.
550,000	7.00%, due 7/15/26 (a)	591,250

Wireline Telecommunications Services 1.5%
	HC2 Holdings, Inc.
362,000	11.50%, due 12/1/21 (a)	355,665
	Intrado Corp.
500,000	8.50%, due 10/15/25 (a)	479,063
		834,728
Total Corporate Bonds
(cost $53,727,452)		52,343,155

MONEY MARKET FUND 3.7%
2,070,261	Fidelity Institutional Money
	Market Government Portfolio –
	Class I, 0.01% (b)	2,070,261
Total Money Market Fund
(cost $2,070,261)		2,070,261
Total Investments
(cost $55,797,713)	98.7%	54,413,416
Other Assets less Liabilities	1.3%	696,873
TOTAL NET ASSETS	100.0%	$55,110,289

(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.”  As of November 30, 2020, the value of these investments was $43,411,564 or 78.77% of total net assets.

(b)	Rate shown is the 7-day annualized yield as of November 30, 2020.
(c)	Payment-in-kind interest is generally paid by issuing additional par of the security rather than paying cash.
(d)	Security is in default.
(e)
Security valued at fair value using methods determined in good faith by or at the direction of the Board of Trustees of Advisors Series Trust. Value determined using significant unobservable inputs. As of November 30, 2020, the total value of fair valued securities was $126,000 or 0.23% of total net assets.

The accompanying notes are an integral part of these financial statements.

10

PIA High Yield Fund
Statement of Assets and Liabilities – November 30, 2020

Assets:
Investments in securities, at value (cost $55,797,713)	$54,413,416
Receivable for fund shares sold	20,619
Interest receivable	926,683
Prepaid expenses	17,820
Total assets	55,378,538

Liabilities:
Payable to investment adviser	15,689
Payable for securities purchased	172,663
Payable for fund shares redeemed	17,006
Administration fees	8,761
Transfer agent fees and expenses	8,625
Fund accounting fees	9,184
Audit fees	21,200
Chief Compliance Officer fee	1,834
Custody fees	692
Shareholder reporting	11,229
Accrued expenses	1,366
Total liabilities	268,249
Net Assets	$55,110,289

Net Assets Consist of:
Paid-in capital	$57,509,487
Total distributable deficit	(2,399,198)
Net Assets	$55,110,289

Net Asset Value, Offering Price and Redemption Price Per Share	$9.71

Shares Issued and Outstanding (Unlimited number of shares authorized, par value $0.01)	5,675,603

The accompanying notes are an integral part of these financial statements.

11

PIA High Yield Fund
Statement of Operations – Year Ended November 30, 2020

Investment Income:
Interest	$3,588,228
Dividends	20,472
Total investment income	3,608,700

Expenses:
Investment advisory fees (Note 4)	259,007
Transfer agent fees and expenses (Note 4)	56,429
Fund accounting fees (Note 4)	53,413
Administration fees (Note 4)	47,008
Registration fees	26,266
Audit fees	21,200
Trustees’ fees and expenses	13,262
Reports to shareholders	11,910
Chief Compliance Officer fee (Note 4)	10,917
Legal fees	7,193
Custody fees (Note 4)	5,147
Miscellaneous	4,617
Interest expense (Note 6)	2,923
Insurance	2,260
Total expenses	521,552
Less: Fee waiver by adviser (Note 4)	(116,559)
Net expenses	404,993
Net investment income	3,203,707

Realized and Unrealized Gain/(Loss) on Investments:
Net realized loss on investments	(1,225,677)
Net increase from payment by affiliate and administrator due to operational error (Note 10)	153,625
Net change in unrealized appreciation/(depreciation) on investments	1,857,115
Net gain on investments	785,063
Net increase in net assets resulting from operations	$3,988,770

The accompanying notes are an integral part of these financial statements.

12

PIA High Yield Fund
Statements of Changes in Net Assets

	Year Ended	Year Ended
	November 30,	November 30,
	2020	2019
Increase/(Decrease) in Net Assets From
Operations:
Net investment income	$3,203,707	$3,744,006
Net realized gain/(loss) on investments	(1,225,677)	184,146
Net increase from payment by affiliate and administrator
due to operational error (Note 10)	153,625	—
Net change in unrealized appreciation/(depreciation) on investments	1,857,115	(456,044)
Net increase in net assets resulting from operations	3,988,770	3,472,108

Distributions Paid to Shareholders:
Net dividends and distributions to shareholders	(3,268,511)	(3,734,114)
Total dividends and distributions	(3,268,511)	(3,734,114)

Capital Share Transactions:
Proceeds from shares sold	23,959,110	35,656,888
Distributions reinvested	1,529,050	1,974,931
Payment for shares redeemed	(23,184,286)	(42,561,827)
Net increase/(decrease) in net assets from capital share transactions	2,303,874	(4,930,008)
Total increase/(decrease) in net assets	3,024,133	(5,192,014)

Net Assets, Beginning of year	52,086,156	57,278,170
Net Assets, End of year	$55,110,289	$52,086,156

Transactions in Shares:
Shares sold	2,617,677	3,646,734
Shares issued on reinvestment of distributions	166,959	202,864
Shares redeemed	(2,527,306)	(4,352,099)
Net increase/(decrease) in shares outstanding	257,330	(502,501)

The accompanying notes are an integral part of these financial statements.

13

PIA High Yield Fund
Financial Highlights

	Year Ended November 30,
	2020	2019	2018	2017	2016
Per Share Operating Performance
(For a fund share outstanding throughout each year)

Net asset value, beginning of year	$9.61	$9.67	$10.33	$10.04	$9.67

Income From Investment Operations:
Net investment income	0.63	0.64	0.60	0.66	0.62
Net realized and unrealized gain/(loss) on investments	0.08	(0.06)	(0.66)	0.29	0.38
Total from investment operations	0.71	0.58	(0.06)	0.95	1.00

Less Distributions:
Distributions from net investment income	(0.63)	(0.64)	(0.60)	(0.66)	(0.63)
Distributions from net realized gains	(0.01)	—	—	—	—
Total distributions	(0.64)	(0.64)	(0.60)	(0.66)	(0.63)
Increase from payment made by affiliate and
administrator due to operational error	0.03	—	—	—	—
Net asset value, end of year	$9.71	$9.61	$9.67	$10.33	$10.04

Total Return	8.36%^	6.14%	-0.63%	9.68%	10.70%

Ratios/Supplemental Data:
Net assets, end of year (in 000’s)	$55,110	$52,086	$57,278	$60,831	$174,986
Ratio of expenses to average net assets:
Net of fee waivers	0.86%	0.86%	0.82%	0.73%	0.73%
Before fee waivers	1.11%	1.03%	0.99%	1.00%	0.92%
Ratio of net investment income to average net assets:
Net of fee waivers	6.80%	6.53%	5.95%	5.80%	6.40%
Before fee waivers	6.55%	6.36%	5.78%	5.53%	6.21%
Portfolio turnover rate	51%	63%	48%	27%	27%

^
Includes increase from payment made by affiliate and administrator due to the corporate action operational error. Refer to Note 10 for further details. Had the Fund not received the payment, total return would have been 8.03%.

The accompanying notes are an integral part of these financial statements.

14

PIA High Yield Fund
Notes to Financial Statements – November 30, 2020

Note 1 – Organization
The PIA High Yield Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Currently, the Fund offers the Institutional Class.  The primary investment objective of the Fund is to seek a high level of current income.  The Fund commenced operations on December 31, 2010.

Note 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  The tax returns of the Funds prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Funds net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return.  The Fund identifies its major tax jurisdictions as U.S. federal and the state of Wisconsin; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – The Fund is charged for those expenses that are directly attributable to the Fund, such as administration and custodian fees.  Expenses that are not directly attributable to a Fund are typically allocated among the other PIA Funds in proportion to their respective net assets.  Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

Securities Transactions and Investment Income – Security transactions are accounted for on the trade date. Realized gains and losses on sales of securities are calculated on a first-in, first-out basis.  Dividend income and capital gain distributions from underlying funds are recorded on the ex-dividend date.  Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security using the effective interest method except for premiums on certain callable debt securities that are amortized to the earliest call date. Non-cash interest income included in interest income, if any, is recorded at fair market value of additional par received.

Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date.  The Fund distributes substantially all net investment income, if any, monthly and net realized gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.

15

PIA High Yield Fund
Notes to Financial Statements – November 30, 2020 (continued)

The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America.  To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended November 30, 2020, there were no reclassifications between paid-in capital and distributable earnings.

Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred.  Based on experience, the Fund expects the risk of loss to be remote.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

Accounting Pronouncements – In March 2017, FASB issued Accounting Standards Update (“ASU”) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continue to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management has assessed changes and concluded these changes do not have a material impact on the Fund’s financial statements.

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (“LIBOR”) quotes by the UK Financial Conduct Authority. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Fund’s financial statements and various filings.

Events Subsequent to the Fiscal Year End –  In preparing the financial statements as of November 30, 2020, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements. Management has determined there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

16

PIA High Yield Fund
Notes to Financial Statements – November 30, 2020 (continued)

Note 3 – Securities Valuation
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in Level 2 of the fair value hierarchy.

Foreign Securities – Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

Equity Securities – Equity securities, including common stocks, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the

17

PIA High Yield Fund
Notes to Financial Statements – November 30, 2020 (continued)

day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in Level 1 of the fair value hierarchy.

Short-Term Securities – Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.

Restricted Securities – The Fund may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult. At November 30, 2020, the Fund held securities issued pursuant to Rule 144A under the Securities Act of 1933. There were no other restricted investments held by the Fund at November 30, 2020.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from the Fund’s administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of November 30, 2020:

	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$—	$52,217,155	$126,000	$52,343,155
Total Fixed Income	—	52,217,155	126,000	52,343,155
Money Market Fund	2,070,261	—	—	2,070,261
Total Investments	$2,070,261	$52,217,155	$126,000	$54,413,416

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification.

18

PIA High Yield Fund
Notes to Financial Statements – November 30, 2020 (continued)

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value.

Investments in Securities, at Value
Corporate Bonds
Balance as of November 30, 2019	$—
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Purchases	—
Sales	—
Transfers in and/or out of Level 3	$126,000
Balance as of November 30, 2020	$126,000

In August 2018, the FASB issued Accounting Standard Update (“ASU”) 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. The Fund has adopted all applicable provisions of ASU 2018-13.

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain.  The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.  The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

Note 4 – Investment Advisory Fee and Other Transactions with Affiliates
The Fund has an investment advisory agreement with PIA pursuant to which the Adviser is responsible for providing investment management services to the Fund.  The Adviser furnishes all investment advice, office space and facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, PIA is entitled to a fee, computed daily and payable monthly calculated at an annual rate of 0.55% based upon the Fund’s average daily net assets.  For the year ended November 30, 2020, the Fund incurred $259,007 in advisory fees.

The Fund is responsible for its own operating expenses. The Adviser has temporarily agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses (excluding acquired fund fees and expenses) to the extent necessary to limit the Fund’s aggregate annual operating expenses to 0.86% of average daily net assets. The Adviser may not recoup expense reimbursements in future periods. For the year ended November 30, 2020, the Adviser reduced its fees in the amount of $116,559.

19

PIA High Yield Fund
Notes to Financial Statements – November 30, 2020 (continued)

Fund Services serves as the Fund’s administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Fund.  The Custodian is an affiliate of Fund Services.  Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees.  The officers of the Trust, including the Chief Compliance Officer, are employees of Fund Services.  Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the year ended November 30, 2020, are disclosed in the Statement of Operations.

The Fund has entered into agreements with various brokers, dealers and financial intermediaries to compensate them for transfer agent services that would otherwise be executed by Fund Services. These sub-transfer agent services include pre-processing and quality control of new accounts, maintaining detailed shareholder account records, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. The Fund expensed $17,248 of sub-transfer agent fees during the year ended November 30, 2020. These fees are included in the transfer agent fees and expenses amount disclosed in the Statement of Operations.

Quasar Distributors, LLC (“Quasar” or the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Effective March 31, 2020, Foreside Financial Group, LLC (“Foreside”) acquired Quasar from U.S. Bancorp.  As a result of the acquisition, Quasar became a wholly-owned broker-dealer subsidiary of Foreside and is no longer affiliated with U.S. Bancorp.  The Board of Trustees of the Fund’s has approved a new Distribution Agreement to enable Quasar to continue serving as the Fund’s Distributor.

Note 5 – Purchases And Sales of Securities
For the year ended November 30, 2020, the cost of purchases and the proceeds from sales of securities (excluding short-term securities and U.S. Government securities) were $24,021,919 and $23,306,610, respectively. There were no purchases and sales of U.S. Government securities during the year ended November 30, 2020.

Note 6 – Line of Credit
The Fund has an unsecured line of credit in the amount of $10,000,000.  This line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Fund’s custodian, U.S. Bank N.A.  During the year ended November 30, 2020, the Fund drew on its line of credit.  The Fund had an outstanding average daily balance of $43,366, paid a weighted average interest rate of 4.03%, and incurred interest expense of $2,923.  The maximum amount outstanding for the Fund during the year ended November 30, 2020 was $1,726,000.  At November 30, 2020, the Fund had no outstanding loan amounts.

Note 7 – Federal Income Tax Information
The tax character of distributions paid during the years ended November 30, 2020 and November 30, 2019 are as follows:

	Year Ended	Year Ended
	November 30, 2020	November 30, 2019
Ordinary income	$3,268,511	$3,734,114

20

PIA High Yield Fund
Notes to Financial Statements – November 30, 2020 (continued)

As of November 30, 2020, the components of capital on a tax basis were as follows:

Cost of investments (a)	$55,797,713
Gross unrealized appreciation	1,545,833
Gross unrealized depreciation	2,930,130
Net unrealized depreciation (a)	(1,384,297)
Undistributed ordinary income	57,151
Undistributed long-term capital gains	—
Total distributable earnings	57,151
Other accumulated gains/(losses)	(1,072,052)
Total accumulated earnings/(losses)	$(2,399,198)

(a)	The book-basis and tax-basis net unrealized depreciation are the same.

The Fund had tax capital losses which may be carried over to offset future gains. Such losses expire as follows:

Short-Term Indefinite	Long-Term Indefinite
—	1,072,052

Note 8 – Principal Risks
Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return. The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.

•
High Yield Securities Risk.  High yield securities (or “junk bonds”) entail greater risk of loss of principal because of their greater exposure to credit risk. High yield securities typically carry higher coupon rates than investment grade securities, but also are considered as speculative and may be subject to greater market price fluctuations, less liquidity and greater risk of loss of income or principal including greater possibility of default and bankruptcy of the issuer of such instruments than more highly rated bonds and loans.

•
Counterparty Risk.  Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund.  Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not.  A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund.

•
Market and Regulatory Risk.  Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. The Fund’s investments may decline in value due to factors affecting individual issuers (such as the results of supply and demand), or sectors within the securities markets. The value of a security or other investment also may go up or down due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in interest rates or exchange rates, or adverse investor sentiment

21

PIA High Yield Fund
Notes to Financial Statements – November 30, 2020 (continued)

generally. In addition, unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

•	Credit Risk. The issuers of the bonds and other instruments held by the Fund may not be able to make interest or principal payments.

•
Interest Rate Risk.  The value of the Fund’s investments in fixed-income securities will change based on changes in interest rates.  If interest rates increase, the value of these investments generally declines.  Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.

•
Liquidity Risk.  Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the Fund’s ability to sell a holding at a suitable price.

•
ETF and Mutual Fund Risk.  When the Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities that the ETF or mutual fund holds. The Fund also will incur brokerage costs when it purchases ETFs.

•
Rule 144A Securities Risk.  The market for Rule 144A securities typically is less active than the market for publicly traded securities.  Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these securities.

Note 9 – Control Ownership
The beneficial ownership, either directly or indirectly of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of November 30, 2020, International Union UAW Strike Trust, for the benefit of their customers, owned 52.25% of the outstanding shares of the Fund.

Note 10 – Reimbursement for Error
On September 18, 2020, the Fund received a reimbursement of $153,625 from the Adviser and Administrator related to a corporate action instruction error during the year ended November 30, 2020.  The net reimbursement comprises the “net increase from payment by affiliate and administrator due to operational error” in the statement of operations. Due to a miscommunication the tender offer for the Martin Midstream corporate action was not processed correctly. This resulted in the Fund’s position being tendered rather than exchanged.

22

PIA High Yield Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees
Advisors Series Trust and
Shareholders of
PIA High Yield Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the PIA High Yield Fund, a series of Advisors Series Trust (the “Trust”), including the schedule of investments, as of November 30, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”).  In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.  We have served as the auditor of one or more of the funds in the Trust since 2003.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.  Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks.  Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  Our procedures included confirmation of securities owned as of November 30, 2020 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
January 29, 2021

23

PIA High Yield Fund
Notice to Shareholders – November 30, 2020
(Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-251-1970, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-251-1970.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Port
The Fund files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov. Information included in the Fund’s Form N-PORT is also available by calling 1-800-251-1970.

Householding
In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other regulatory documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-251-1970 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

24

PIA High Yield Fund
Statement Regarding Liquidity Risk Management Program
(Unaudited)

The Fund has adopted a liquidity risk management program (the “program”). The Board has designated a committee at the Adviser to serve as the administrator of the program. The Adviser’s committee conducts the day-to-day operation of the program pursuant to policies and procedures administered by the committee.

Under the program, the Adviser’s committee manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. The committee’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by the committee regarding the operation and effectiveness of the program for the period June 1, 2019 through June 30, 2020. No significant liquidity events impacting the Fund were noted in the report. In addition, the committee provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

25

PIA High Yield Fund
Information About Trustees and Officers
(Unaudited)

This chart provides information about the Trustees and Officers who oversee the Funds. Officers elected by the Trustees manage the day-to-day operations of the Funds and execute policies formulated by the Trustees.

				Number of	Other
				Portfolios in	Directorships
		Term of Office		Fund Complex	Held During
Name, Address	Position Held	and Length of	Principal Occupation	Overseen by	Past Five
and Age	with the Trust	Time Served*	During Past Five Years	Trustee(2)	Years(3)

Independent Trustees(1)

Gail S. Duree	Trustee	Indefinite term;	Director, Alpha Gamma	6	Trustee,
(age 74)		since	Delta Housing Corporation		Advisors Series
615 E. Michigan Street		March 2014.	(collegiate housing		Trust (for series
Milwaukee, WI 53202			management) (2012 to		not affiliated
			July 2019); Trustee and Chair		with the Fund).
(2000 to 2012), New Covenant
Mutual Funds (1999 to 2012);
Director and Board Member,
Alpha Gamma Delta
Foundation (philanthropic
organization) (2005 to 2011).

David G. Mertens	Trustee	Indefinite term;	Partner and Head of Business	6	Trustee,
(age 60)		since	Development Ballast Equity		Advisors Series
615 E. Michigan Street		March 2017.	Management, LLC (a		Trust (for series
Milwaukee, WI 53202			privately-held investment		not affiliated
			advisory firm) (February 2019		with the Fund).
to present); Managing Director
and Vice President, Jensen
Investment Management, Inc.
(a privately-held investment
advisory firm) (2002 to 2017).

Joe D. Redwine	Trustee	Indefinite term;	Retired; formerly Manager,	6	Trustee,
(age 73)		since	President, CEO, U.S. Bancorp		Advisors Series
615 E. Michigan Street		September 2008.	Fund Services, LLC and its		Trust (for series
Milwaukee, WI 53202			predecessors (May 1991 to		not affiliated
			July 2017).		with the Fund).

26

PIA High Yield Fund
Information About Trustees and Officers (continued)
(Unaudited)

				Number of	Other
				Portfolios in	Directorships
		Term of Office		Fund Complex	Held During
Name, Address	Position Held	and Length of	Principal Occupation	Overseen by	Past Five
and Age	with the Trust	Time Served*	During Past Five Years	Trustee(2)	Years(3)

Raymond B. Woolson	Chairman	Indefinite term;	President, Apogee Group,	6	Trustee,
(age 61)	of the	since	Inc. (financial consulting firm)		Advisors Series
615 E. Michigan Street	Board	January 2020.	(1998 to present).		Trust (for series
Milwaukee, WI 53202					not affiliated
	Trustee	Indefinite term;			with the Fund);
		since			Independent
		January 2016.			Trustee,
DoubleLine
Funds Trust
(an open-end
investment
company with
19 portfolios),
DoubleLine
Opportunistic
Credit Fund,
DoubleLine
Selective Credit
Fund and
DoubleLine
Income Solutions
Fund, from 2010
to present.

27

PIA High Yield Fund
Information About Trustees and Officers (continued)
(Unaudited)

Term of Office
Name, Address	Position Held	and Length of	Principal Occupation
and Age	with the Trust	Time Served	During Past Five Years

Officers

Jeffrey T. Rauman	President,	Indefinite term;	Senior Vice President, Compliance and Administration,
(age 51)	Chief	since	U.S. Bank Global Fund Services (February 1996 to present).
615 E. Michigan Street	Executive	December 2018.
Milwaukee, WI 53202	Officer and
Principal
Executive
Officer

Cheryl L. King	Vice	Indefinite term;	Vice President, Compliance and Administration, U.S. Bank
(age 59)	President,	since	Global Fund Services (October 1998 to present).
615 E. Michigan Street	Treasurer	December 2007.
Milwaukee, WI 53202	and Principal
Financial
Officer

Kevin J. Hayden	Assistant	Indefinite term;	Vice President, Compliance and Administration,
(age 49)	Treasurer	since	U.S. Bank Global Fund Services (June 2005 to present).
615 E. Michigan Street		September 2013.
Milwaukee, WI 53202

Richard R. Conner	Assistant	Indefinite term;	Assistant Vice President, Compliance and Administration,
(age 38)	Treasurer	since	U.S. Bank Global Fund Services (July 2010 to present).
615 E. Michigan Street		December 2018.
Milwaukee, WI 53202

Michael L. Ceccato	Vice	Indefinite term;	Senior Vice President, U.S. Bank Global Fund Services and
(age 63)	President,	since	Vice President, U.S. Bank N.A. (February 2008 to present).
615 E. Michigan Street	Chief	September 2009.
Milwaukee, WI 53202	Compliance
Officer and
AML Officer

28

PIA High Yield Fund
Information About Trustees and Officers (continued)
(Unaudited)

Term of Office
Name, Address	Position Held	and Length of	Principal Occupation
and Age	with the Trust	Time Served	During Past Five Years
Elaine E. Richards, Esq.	Vice	Indefinite term;	Senior Vice President, U.S. Bank Global Fund Services
(age 52)	President	since	(July 2007 to present).
2020 East Financial Way,	and	September 2019.
Suite 100	Secretary
Glendora, CA 91741

*
The Trustees have designated a mandatory retirement age of 75, such that each Trustee, serving as such on the date he or she reaches the age of 75, shall submit his or her resignation not later than the last day of the calendar year in which his or her 75th birthday occurs (“Retiring Trustee”). Upon request, the Board may, by vote of a majority of Trustees eligible to vote on such matter, determine whether or not to extend such Retiring Trustee’s term and on the length of a one-time extension of up to three additional years.

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
As of November 30, 2020, the Trust was comprised of 34 active portfolios managed by unaffiliated investment advisers.  The term “Fund Complex” applies only to the Fund and the PIA BBB Bond Fund, the PIA High Yield (MACS) Fund, the PIA MBS Fund, the PIA Short Duration Fund, and the PIA Short-Term Securities Fund.  The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor does it share the same investment adviser with any other series.

(3)
“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended, (that is, “public companies”) or other investment companies registered under the 1940 Act.

The Statement of Additional Information includes additional information about the Fund’s Trustees and Officers and is available, without charge, upon request by calling 1-800-251-1970.

29

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•  Information we receive about you on applications or other forms;

•  Information you give us orally; and/or

•  Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Adviser
Pacific Income Advisers, Inc.
1299 Ocean Avenue, Suite 210
Santa Monica, CA  90401

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(800) 251-1970

Custodian
U.S. Bank N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA  19102

Legal Counsel
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, NY  10019

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Ms. Gail S. Duree is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 11/30/2020	FYE 11/30/2019
Audit Fees	$88,000	$88,000
Audit-Related Fees	N/A	N/A
Tax Fees	$18,000	$18,000
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 11/30/2020	FYE 11/30/2019
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 11/30/2020	FYE 11/30/2019
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not Applicable.

 Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4)	Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*    /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive
Officer/Principal Executive Officer

Date  2/5/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive
Officer/Principal Executive Officer

Date  2/5/21

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Vice President/Treasurer/Principal
Financial Officer

Date  2/5/21

* Print the name and title of each signing officer under his or her signature.